UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
30 November 2020
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C1	Class C2	Class I
Nuveen Minnesota Intermediate Municipal Bond Fund	FAMAX	NIBCX	FACMX	NIBMX	FAMTX
Nuveen Minnesota Municipal Bond Fund	FJMNX	NTCCX	FCMNX	NMBCX	FYMNX
Nuveen Nebraska Municipal Bond Fund	FNTAX	NAAFX	FNTCX	NCNBX	FNTYX
Nuveen Oregon Intermediate Municipal Bond Fund	FOTAX	NAFOX	–	NIMOX	FORCX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
As 2020 draws to a close, the concerns that dominated much of the year are beginning to show signs of easing. COVID-19 vaccines are being administered around the world, with several of the vaccine candidates announcing high efficacy rates during their phase 3 trials. Markets took a generally positive view of Joe Biden winning the Electoral College, with Congress’s final confirmation of the Electoral College vote on January 7, 2021. The U.S. economy has made a significant, although incomplete, turnaround from the depths of a historic recession. In late December, the U.S. government enacted another $900 billion in aid to individuals and businesses, extending some of the programs enacted earlier in the crisis. Ongoing fiscal and monetary stimulus along with widening vaccine distribution have bolstered confidence that a semblance of normalcy can return in 2021.
While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue into the New Year. COVID-19 cases are still alarmingly high in some regions, and the renewed restrictions on social and business activity taken by local and, in some cases, national authorities will undoubtedly hinder the economy’s momentum. The pandemic’s course can still be unpredictable. The timeline of vaccine rollouts depends on many variables, public confidence can shift and real-world efficacy remains to be seen. Additionally, after Democrats won both of Georgia’s Senate run-off elections, which provided them with a democratic majority (the Democratic Vice President-elect casts the tie breaking vote in a 50/50 split Senate), this changing political landscape may cause investment outlooks to shift. Nevertheless, short-term market fluctuations can provide opportunities to invest in new ideas as well as upgrade existing positioning, within our goal of providing long-term value for our shareholders.
The New Year can be an opportune time to assess your portfolio’s resilience and readiness for what may come next. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
January 21, 2021

Portfolio Managers' Comments
Nuveen Minnesota Intermediate Municipal Bond Fund
Nuveen Minnesota Municipal Bond Fund
Nuveen Nebraska Municipal Bond Fund
Nuveen Oregon Intermediate Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers Christopher L. Drahn, CFA, and Michael S. Hamilton review key investment strategies, and the performance of the Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund. Chris has managed the Nuveen Minnesota Intermediate Municipal Bond Fund since 1994 and the Nuveen Minnesota Municipal Bond Fund since 2016. Michael has managed the Nuveen Nebraska Municipal Bond Fund since 2016 and the Nuveen Oregon Intermediate Municipal Bond Fund since 1997.
An Update on COVID-19 Coronavirus and its Impact on the Securities Markets
Renewed COVID-19 coronavirus outbreaks across the U.S. and Europe prompted tightening COVID-19 restrictions at the local and, in some cases, national levels during the fall of 2020, weighing on short-term economic indicators. Additionally, certain government programs supporting businesses and workers are expiring with little clarity on extensions or replacement options. In late December 2020 (subsequent to the close of this reporting period), the U.S. government approved a $900 billion relief package. In November 2020, three vaccine trials announced successful results, paving the way for selective distribution at year end 2020 and inoculation of the wider public during 2021.
Markets rallied on optimism for normalization in daily life and in the economy, furthering the recovery from the March 2020 sell-off. Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issuers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to 0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shutdowns across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows.
While most markets have recovered most of their losses, volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or verified treatments or widespread vaccination). The situation remains fluid, given production and logistical challenges with rolling out the vaccine as well as public trust in it, and new information is incoming daily, compounding the difficulty of modeling outcomes for epidemiologists and economists alike.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers' Comments (continued)
Nuveen Fund Advisors, LLC, and our portfolio management teams are monitoring the situation carefully and continuously refining our views and approaches to managing the Funds to best pursue investment objectives while mitigating risks through all market environments.
How did the Funds perform during the six-month reporting period ended November 30, 2020?
The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for each share class of the Fund for the period ended November 30, 2020. Each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of its corresponding benchmark and Lipper classification average.
During the reporting period, the Class A Shares at NAV of the Nuveen Minnesota Municipal Bond Fund outperformed the S&P Municipal Bond Index, while the Class A Shares at NAV of the Nuveen Nebraska Municipal Bond Fund underperformed the S&P Municipal Bond Index. The Class A Shares at NAV of the Nuveen Minnesota Intermediate Municipal Bond Fund outperformed the S&P Municipal Bond Intermediate Index, while the Nuveen Oregon Intermediate Municipal Bond Fund trailed this performance measure. Meanwhile, the Minnesota Intermediate, Minnesota and Oregon Intermediate Funds outperformed their respective Lipper classification averages to varying degrees, while the Nebraska Fund underperformed its Lipper classification average.
What strategies were used to manage the Funds and how did these strategies influence performance during the six-month reporting period ended November 30, 2020?
Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.
Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.
Nuveen Minnesota Intermediate Municipal Bond Fund
The Class A Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund outperformed the S&P Municipal Bond Intermediate Index for the six-month reporting period ended November 30, 2020.
The Fund's performance benefited from its credit quality positioning. Unlike during the weak market environment earlier in 2020, credit spreads narrowed during this reporting period, meaning that lower rated bonds outperformed their higher quality counterparts. In this environment, the Fund benefited from its overweightings and individual holdings in the market’s A rated credit quality tier, as well as in the non-rated market segment.
On a sector basis, the Fund benefited from its overweighting in health care bonds, both senior housing and hospital issues, as these categories recovered some of the value they lost earlier in 2020 amid market weakness. Similarly, as charter school bonds bounced back over these past six months, the Fund’s exposure to that sector added value. Also contributing to relative performance was the Fund’s slight overweighting in airport bonds, as well as underweightings in state general obligation and utility bonds, that lagged the marketplace during the reporting period.
One modest detractor from relative performance was the Fund’s underweighting in the industrial development revenue (IDR) bond sector. IDR bonds tend to be scarce in the Minnesota municipal marketplace.
Overall, the Fund’s duration (interest rate) positioning had a mixed impact on relative performance. Although the Fund benefited from an overweighting in bonds with effective durations of between six and ten years, a corresponding overweighting in the market’s very shortest duration bonds was a negative factor for performance.

Despite a recent increase in the supply of Minnesota tax-exempt debt, bonds available for purchase during the reporting period generally lacked the Fund's desired characteristics. Specifically, many of the available securities tended to be priced near par and offer very low coupons, both qualities that would make the bonds more vulnerable should municipal yields rise. Also, premium coupon bonds were generally higher in credit quality and offered minimal yield spread (and therefore minimal opportunity for credit spread compression).
It was an unusually challenging reporting period in which to reinvest available proceeds into the Minnesota municipal bond marketplace. Given the issuance landscape, minimal changes were made to the Fund’s sector and credit weightings, with an exception for modest increases in the Fund’s exposure to general obligation and higher quality debt.
Nuveen Minnesota Municipal Bond Fund
The Class A Shares of the Nuveen Minnesota Municipal Bond Fund outperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2020.
Favorable duration (interest rate) and yield curve positioning helped drive the Fund’s outperformance relative to the index. For this six-month reporting period, municipal bond yields generally fell, except on the shortest maturities, which resulted in a flattening yield curve. In this environment, the Fund’s greater interest rate sensitivity, including an overweighting of longer dated issues, contributed to relative performance.
The Fund’s credit quality positioning also added value. Reversing a trend from the prior six months, credit spreads narrowed during this reporting period, meaning that lower rated bonds outperformed as investors proved increasingly comfortable accepting credit risk. Against this backdrop, the Fund’s overweightings and individual investments in the A, BB and non-rated credit market segments were positive performance factors on a relative basis.
In sector terms, the Fund materially benefited from an overweighting in health care bonds, including those of hospital and senior housing issuers. As investor comfort levels improved concerning the impact of the COVID-19 crisis on health care facilities, bonds in this sector staged a meaningful rebound.
Similarly, charter school bonds also recovered somewhat from a difficult stretch of performance prior to this reporting period. The Fund’s exposure to this category thus generated favorable results. Modest underweightings in general obligation (GO) bonds (particularly Minnesota state GOs, rather than local GOs) and utility debt also contributed to performance.
One detractor from the Fund’s relative performance, however, was an underweighting in transaction tax-backed bonds (such as sales-tax and excise tax bonds), given these securities’ relative outperformance. The Fund’s underweighting in this category stemmed from limited availability of these security types in the Minnesota municipal bond marketplace. Similarly, industrial development revenue bonds are regularly in short supply in Minnesota, making the Fund’s limited exposure here an additional negative performance factor, given the sector’s overall outperformance.
Although the supply of Minnesota municipal bonds was elevated during this reporting period compared to in the recent past, the available bonds often lacked the characteristics that the portfolio managers typically seek when considering securities for investment. As an example, many of the new issues that came to market tended to be structured with very low coupons and dollar prices near par, characteristics that may be unfavorable should yields rise. Bonds structured with premium coupons tended to be very high quality and offer little or no yield spread. This reporting period was one of the more challenging of recent memory for putting money to work in the Minnesota municipal marketplace.
Against this relatively difficult backdrop, the Fund purchased more bonds than usual in the intermediate and longer intermediate part of the yield curve, as these often represented the best opportunities available at times the Fund had money requiring investment. Despite the supply constraints, the Fund’s sector and credit exposures remained generally consistent.

Portfolio Managers' Comments (continued)
Nuveen Nebraska Municipal Bond Fund
The Class A Shares of the Nuveen Nebraska Municipal Bond Fund underperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2020.
Credit quality positioning was a major driver of relative underperformance. During the reporting period, lower quality issues, which make up a smaller part of the Nebraska market than the index, recovered more quickly from severe market volatility in March 2020. This volatility reflected investors’ growing appetite for higher yielding bonds in a low yield environment.
Specifically, the Fund’s underweight in bonds rated BBB and below detracted from performance, as these lower quality tiers outperformed the index. Among higher rated segments, an overweight in AA rated credits hurt performance because these bonds lagged. Conversely, the Fund’s underweight in AAA rated bonds, the market’s highest quality and weakest performing credit tier, modestly contributed, while an overweight in the outperforming A rated credit bond category also slightly added value.
Sector selection also detracted from relative performance, especially the Fund’s larger-than-index allocation to the local general obligation and utility sectors. Both were higher quality segments that posted below average gains. Additionally, the Fund’s underweight in the tax-allocation sector also hurt, given the segment’s relative outperformance.
Duration (interest rate) and yield curve positioning added considerable value. Rates declined overall during the reporting period and the Fund’s duration was longer than that of the index. This situation enabled the Fund to capture more of the beneficial effects of declining interest rates. From a yield curve standpoint, the Fund’s emphasis on bonds with effective durations of eight years and longer helped. As interest rates declined, these securities outpaced shorter-term securities, in which the portfolio was underweight.
Individual security selection also contributed to performance. Holding certain longer duration, lower rated bonds helped the Fund, reflecting outsized investor demand for these types of securities. The Fund’s position in Ohio tobacco bonds rebounded strongly from its March 2020 low. The Fund also saw good results from securities issued by Puerto Rico Sales Tax Financing Corp., known as COFINA bonds and from water bonds issued by Guam. Like all debt issued by U.S. territories, Puerto Rico and Guam securities may include exemptions from most federal, state and local taxes.
Throughout the reporting period, the Fund received significant shareholder inflows. Along with proceeds from called and matured securities, these inflows provided ample funds for management to purchase new bonds. Additions to the Fund included Nebraska bonds across various sectors, highlighted by utilities, local general obligation and higher education, which were focused on longer duration debt.
To keep the Fund invested while taking advantage of value outside the Nebraska marketplace, the Fund invested in bonds from certain sectors that could benefit from a subsiding COVID-19 crisis. Notable out-of-state purchases during this reporting period included hospital bonds issued in Arizona and Indiana, as well as Massachusetts state general obligation securities. In all of these cases, the portfolio manager favored bonds seen as offering enough yield to compensate for the lack of a tax advantage for Nebraska residents.
Nuveen Oregon Intermediate Municipal Bond Fund
The Class A Shares of the Nuveen Oregon Intermediate Municipal Bond Fund underperformed the S&P Municipal Bond Intermediate Index for the six-month reporting period ended November 30, 2020.
Security selection was the key factor driving this underperformance. Largely reflecting limited availability of lower quality, longer duration securities in the Oregon municipal marketplace. Such bonds were relative outperformers this reporting period, so the Fund’s natural underweight in these issues detracted from performance.
The Fund’s exposure to bonds rated BBB (the lowest tier of the investment grade bond universe) and below investment grade roughly matched that of the index. However, the Fund’s holdings in these credit tiers tended to be shorter in duration (meaning less sensitive to falling interest rates), again reflecting the characteristics of the Oregon intermediate municipal marketplace. This shorter duration focus proved detrimental as interest rates declined and helped more rate sensitive securities.

Additionally, the Fund’s overweight in AA rated credit securities hurt performance, as bonds in this credit tier collectively lagged the market. These negatives, however, were somewhat offset by a helpful underweight to AAA rated credit securities. Overall, the higher rated bonds produced the smallest gain.
Meanwhile, duration and yield curve positioning contributed to relative performance. By maintaining a longer duration than the index, the portfolio captured more of the positive effects of an overall decline in interest rates. The Fund’s larger-than-index exposure to bonds with effective durations of six to ten years and corresponding underweight in securities with durations of two to four years proved helpful, as longer rates fell more than shorter rates.
In terms of sector exposure, an overweight in the hospital sector added value, as the sector strongly rallied during this reporting period from its March 2020 lows. In contrast, an underweight in transportation bonds, another sector that sharply rebounded from low levels due to the COVID-19 crisis related spring sell-off, detracted from results.
The Fund received significant shareholder inflows during the reporting period. This trend reflected pent-up demand for municipal bonds following the market’s first-quarter 2020 downturn, as well as investors’ view of tax-exempt debt as a relative safe haven during highly volatile market conditions. With these inflows, and the proceeds from bond maturities and calls, the Fund was actively purchasing bonds across the Oregon municipal bond market.
Purchases occurred in a variety of sectors, including health care, transportation and charter schools. Typically, these additions were focused on bonds with higher yields, reflecting their somewhat longer durations and lower credit ratings. Notable purchases included bonds from Clackamas County for Rose Villa, a continuing care retirement community (CCRC), and Port of Portland airport bonds. Management also added to the Fund’s existing position in Puerto Rico sales tax bonds (known as COFINAs), given that they, too, offered comparatively attractive yields. Like all debt issued by U.S. territories, COFINA bonds may include exemption from most federal, state and local taxes.

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds' use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds' exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Minnesota Intermediate Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Retuns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	2/25/94	2.83%	3.36%	3.06%	3.58%	0.80%
Class A Shares at maximum Offering Price	2/25/94	(0.21)%	0.23%	2.44%	3.26%	-
S&P Municipal Bond Intermediate Index	-	2.64%	4.88%	3.67%	4.07%	-
Lipper Other States Intermediate Municipal Debt Funds Classification Average	-	2.11%	3.70%	2.60%	2.95%	-
Class C1 Shares	10/28/09	2.59%	2.88%	2.60%	3.11%	1.25%
Class I Shares	2/25/94	2.94%	3.56%	3.25%	3.77%	0.60%

	Total Returns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	2.45%	2.46%	2.23%	2.49%	1.60%
Class C2 Shares	1/18/11	2.55%	2.79%	2.50%	3.31%	1.35%
*       Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C, Class C1, and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Effective March 1, 2021, Class C, Class C1 and Class C2 Shares will automatically convert to Class A Shares eight years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2020

Effective Leverage Ratio	0.00%

Nuveen Minnesota Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Retuns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	7/11/88	3.77%	3.65%	3.60%	4.64%	0.79%
Class A Shares at maximum Offering Price	7/11/88	(0.62)%	(0.67)%	2.71%	4.19%	-
S&P Municipal Bond Index	-	3.12%	4.68%	3.85%	4.40%	-
Lipper Minnesota Municipal Debt Funds Classification Average	-	3.35%	3.68%	3.08%	3.71%	-
Class C1 Shares	2/01/99	3.55%	3.28%	3.12%	4.17%	1.24%
Class I Shares	8/01/97	3.87%	3.95%	3.80%	4.85%	0.59%

	Total Returns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	3.36%	2.82%	2.77%	3.51%	1.59%
Class C2 Shares	1/18/11	3.48%	3.07%	3.02%	4.69%	1.34%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C, Class C1, and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Effective March 1, 2021, Class C, Class C1 and Class C2 Shares will automatically convert to Class A Shares eight years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2020

Effective Leverage Ratio	0.00%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Nebraska Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2020*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	2/28/01	2.58%	4.96%	3.35%	4.05%	0.89%	0.88%
Class A Shares at maximum Offering Price	2/28/01	(1.72)%	0.51%	2.46%	3.61%	-	-
S&P Municipal Bond Index	-	3.12%	4.68%	3.85%	4.40%	-	-
Lipper Other States Municipal Debt Funds Classification Average	-	2.85%	3.84%	2.98%	3.59%	-	-
Class C1 Shares	2/28/01	2.45%	4.41%	2.89%	3.58%	1.34%	1.33%
Class I Shares	2/28/01	2.69%	5.08%	3.55%	4.25%	0.69%	0.68%

	Total Returns as of November 30, 2020*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class C Shares	2/10/14	2.17%	4.02%	2.51%	3.12%	1.69%	1.68%
Class C2 Shares	1/18/11	2.30%	4.28%	2.77%	3.90%	1.44%	1.43%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C, Class C1, and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Effective March 1, 2021, Class C, Class C1 and Class C2 Shares will automatically convert to Class A Shares eight years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
**     The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2022, so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing or portfolio securities and extraordinary expenses) do not exceed 0.70% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that time without the approval of the Board of Directors of the Fund.
Effective Leverage Ratio as of November 30, 2020

Effective Leverage Ratio	0.00%

Nuveen Oregon Intermediate Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Retuns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	2/01/99	2.13%	4.33%	2.92%	3.23%	0.81%
Class A Shares at maximum Offering Price	2/01/99	(0.95)%	1.24%	2.30%	2.92%	-
S&P Municipal Bond Intermediate Index	-	2.64%	4.88%	3.67%	4.07%	-
Lipper Other States Intermediate Municipal Debt Funds Classification Average	-	2.11%	3.70%	2.60%	2.95%	-
Class I Shares	8/08/97	2.30%	4.60%	3.13%	3.43%	0.61%

	Total Returns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	1.81%	3.51%	2.12%	2.27%	1.61%
Class C2 Shares	1/18/11	1.84%	3.75%	2.37%	2.98%	1.36%
*       Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Effective March 1, 2021, Class C and Class C2 Shares will automatically convert to Class A Shares eight years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2020

Effective Leverage Ratio	0.00%

Yields    as of November 30, 2020
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7  –  Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Minnesota Intermediate Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	2.07%	1.36%	1.68%	1.58%	2.32%
SEC 30-Day Yield	0.81%	0.04%	0.53%	0.29%	1.03%
Taxable-Equivalent Yield (50.7%)[2]	1.64%	0.08%	1.08%	0.59%	2.09%
Nuveen Minnesota Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	2.19%	1.49%	1.85%	1.74%	2.49%
SEC 30-Day Yield	1.09%	0.35%	0.60%	0.59%	1.33%
Taxable-Equivalent Yield (50.7%)[2]	2.21%	0.71%	1.21%	1.19%	2.69%

Nuveen Nebraska Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	1.86%	1.13%	1.46%	1.40%	2.15%
SEC 30-Day Yield - Subsidized	0.53%	(0.24)%	0.09%	0.01%	0.75%
SEC 30-Day Yield - Unsubsidized	0.56%	(0.22)%	0.13%	0.03%	0.76%
Taxable-Equivalent Yield - Subsidized (47.6%)[2]	1.01%	(0.46)%	0.17%	0.02%	1.42%
Taxable-Equivalent Yield - Unsubsidized (47.6%)[2]	1.06%	(0.42)%	0.25%	0.06%	1.44%
Nuveen Oregon Intermediate Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	1.90%	1.12%	1.40%	2.12%
SEC 30-Day Yield	0.39%	(0.39)%	(0.15)%	0.59%
Taxable-Equivalent Yield (50.7%)[2]	0.79%	(0.79)%	(0.30)%	1.20%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Holding Summaries    as of November 30, 2020
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Minnesota Intermediate Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	97.1%
Short-Term Municipal Bonds	1.4%
Other Assets Less Liabilities	1.5%
Net Assets	100%

States and Territories (% of total municipal bonds)
Minnesota	99.5%
Guam	0.5%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	33.6%
Health Care	15.5%
Education and Civic Organizations	15.5%
Long-Term Care	9.3%
Tax Obligation/Limited	6.8%
Transportation	6.4%
Utilities	5.9%
U.S. Guaranteed	5.5%
Other	1.5%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	5.5%
AAA	19.1%
AA	31.6%
A	21.0%
BBB	4.5%
BB or Lower	3.8%
N/R (not rated)	14.5%
Total	100%

Nuveen Minnesota Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	95.6%
Short-Term Municipal Bonds	3.1%
Other Assets Less Liabilities	1.3%
Net Assets	100%

States and Territories (% of total municipal bonds)
Minnesota	99.0%
Puerto Rico	0.7%
Guam	0.3%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	33.3%
Health Care	18.5%
Education and Civic Organizations	12.9%
Utilities	9.4%
Long-Term Care	8.3%
Tax Obligation/Limited	6.6%
Transportation	5.6%
Other	5.4%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	3.7%
AAA	19.9%
AA	31.1%
A	24.4%
BBB	4.6%
BB or Lower	4.5%
N/R (not rated)	11.8%
Total	100%

Holding Summaries    as of November 30, 2020 (continued)
Nuveen Nebraska Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.9%
Other Assets Less Liabilities	3.1%
Net Assets	100%

States and Territories (% of total municipal bonds)
Nebraska	89.9%
Guam	3.0%
Puerto Rico	1.9%
Massachusetts	1.3%
Arizona	1.0%
Washington	1.0%
Ohio	0.9%
Indiana	0.5%
Wisconsin	0.2%
California	0.2%
Hawaii	0.1%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	34.3%
Utilities	23.8%
U.S. Guaranteed	13.7%
Health Care	7.0%
Transportation	4.6%
Other [1]	16.6%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	11.5%
AAA	7.0%
AA	55.0%
A	20.9%
BBB	2.5%
BB or Lower	1.2%
N/R (not rated)	1.9%
Total	100%
1	Other sectors include five sectors that individually constitute less than 4.6% as a percentage of total investments.

Nuveen Oregon Intermediate Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.3%
Other Assets Less Liabilities	3.7%
Net Assets	100%

States and Territories (% of total municipal bonds)
Oregon	95.7%
Guam	2.8%
Puerto Rico	1.5%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	42.8%
Health Care	14.2%
Utilities	9.3%
U.S. Guaranteed	9.1%
Tax Obligation/Limited	8.2%
Education and Civic Organizations	5.1%
Other	11.3%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	5.7%
AAA	9.1%
AA	58.2%
A	15.2%
BBB	5.4%
BB or Lower	1.2%
N/R (not rated)	5.2%
Total	100%

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2020.
The beginning of the period is June 1, 2020.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Minnesota Intermediate Municipal Bond Fund
	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,028.34	$1,024.45	$1,025.92	$1,025.52	$1,029.35
Expenses Incurred During the Period	$ 4.02	$ 8.07	$ 6.35	$ 6.80	$ 3.00
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.11	$1,017.10	$1,018.80	$1,018.35	$1,022.11
Expenses Incurred During the Period	$ 4.00	$ 8.04	$ 6.33	$ 6.78	$ 2.99
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59%, 1.25%, 1.34% and 0.59% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Minnesota Municipal Bond Fund
	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,037.66	$1,033.56	$1,035.49	$1,034.79	$1,038.74
Expenses Incurred During the Period	$ 3.98	$ 8.05	$ 6.28	$ 6.78	$ 2.96
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.16	$1,017.15	$1,018.90	$1,018.40	$1,022.16
Expenses Incurred During the Period	$ 3.95	$ 7.99	$ 6.23	$ 6.73	$ 2.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58%, 1.23%, 1.33% and 0.58% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Nebraska Municipal Bond Fund
	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,025.80	$1,021.70	$1,024.49	$1,023.01	$1,026.86
Expenses Incurred During the Period	$ 4.42	$ 8.46	$ 6.70	$ 7.20	$ 3.40
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.71	$1,016.70	$1,018.45	$1,017.95	$1,021.71
Expenses Incurred During the Period	$ 4.41	$ 8.44	$ 6.68	$ 7.18	$ 3.40
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.87%, 1.67%, 1.32%, 1.42% and 0.67% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Oregon Intermediate Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.28	$1,018.14	$1,018.45	$1,023.04
Expenses Incurred During the Period	$ 4.10	$ 8.15	$ 6.88	$ 3.09
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.01	$1,017.00	$1,018.25	$1,022.01
Expenses Incurred During the Period	$ 4.10	$ 8.14	$ 6.88	$ 3.09
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61%, 1.36% and 0.61% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Minnesota Intermediate Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.1%
	MUNICIPAL BONDS – 97.1%
	Education and Civic Organizations – 15.3%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$ 425	3.000%, 8/01/23	No Opt. Call	BB+	$434,184
720	3.500%, 8/01/25	No Opt. Call	BB+	755,705
130	4.000%, 8/01/28	8/26 at 100.00	BB+	139,737
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
100	5.000%, 7/01/31	7/24 at 102.00	N/R	108,217
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,072,260
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	209,914
710	5.250%, 7/01/37	7/25 at 100.00	BB+	782,349
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A:
200	4.000%, 7/01/22	No Opt. Call	BB+	205,938
465	4.000%, 7/01/23	No Opt. Call	BB+	485,762
300	4.000%, 7/01/24	No Opt. Call	BB+	317,217
135	4.000%, 7/01/25	No Opt. Call	BB+	144,194
130	4.000%, 7/01/26	7/25 at 100.00	BB+	138,620
300	4.000%, 7/01/27	7/25 at 100.00	BB+	318,555
370	4.000%, 7/01/28	7/25 at 100.00	BB+	391,897
245	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27	10/24 at 100.00	N/R	254,753
645	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 102.00	BB+	683,339
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
1,010	4.500%, 7/01/26	No Opt. Call	N/R	1,064,439
40	5.000%, 7/01/36	7/26 at 100.00	N/R	41,839
1,820	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 4.000%, 11/01/26	No Opt. Call	BB	1,916,788
975	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BB	1,023,116

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A:
$ 1,000	4.750%, 7/01/31	7/26 at 100.00	N/R	$1,041,210
500	5.000%, 7/01/36	7/26 at 100.00	N/R	516,435
1,350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	1,449,927
1,405	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A	12/27 at 100.00	N/R	1,541,187
1,330	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	1,438,315
315	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refundinjg Series 2010, 4.000%, 9/01/21	12/20 at 100.00	A2	315,939
1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,173,910
500	Minneapolis, Minnesota, Revenue Bonds, YMCA of Greater Twin Cities Project, Series 2016, 3.000%, 6/01/21	No Opt. Call	Baa1	505,575
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,800	5.000%, 5/01/32	5/27 at 100.00	BBB-	3,115,728
405	5.000%, 5/01/37	5/27 at 100.00	BBB-	443,872
1,600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017, 4.000%, 3/01/33	3/27 at 100.00	Aa2	1,862,048
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019:
100	3.000%, 12/01/22	No Opt. Call	Baa2	102,443
140	3.000%, 12/01/23	No Opt. Call	Baa2	144,945
105	4.000%, 12/01/24	No Opt. Call	Baa2	113,658
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St Scholastica, Inc, Series 2012-7R:
200	4.000%, 12/01/20	No Opt. Call	Baa2	200,000
310	3.375%, 12/01/22	No Opt. Call	Baa2	319,846
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
350	4.000%, 10/01/21	No Opt. Call	A3	359,104
250	5.000%, 10/01/22	No Opt. Call	A3	268,755
500	5.000%, 10/01/23	No Opt. Call	A3	546,115
1,000	4.250%, 10/01/28	10/23 at 100.00	A3	1,069,920
1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	1,361,062
1,235	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/31	10/28 at 100.00	Baa1	1,494,029
700	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I, 3.375%, 10/01/30	10/25 at 100.00	A2	751,261

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G:
$ 1,305	5.000%, 12/01/26	12/25 at 100.00	A1	$1,564,812
1,000	5.000%, 12/01/28	12/25 at 100.00	A1	1,187,200
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,138,000
775	4.000%, 4/01/26	4/23 at 100.00	A2	827,522
300	4.000%, 4/01/27	4/23 at 100.00	A2	319,503
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A:
750	4.000%, 10/01/34	10/27 at 100.00	A2	844,117
525	4.000%, 10/01/35	10/27 at 100.00	A2	589,375
450	4.000%, 10/01/36	10/27 at 100.00	A2	503,753
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
400	5.000%, 10/01/27	No Opt. Call	A2	495,788
295	5.000%, 10/01/28	No Opt. Call	A2	372,786
1,000	4.000%, 10/01/31	10/29 at 100.00	A2	1,185,780
450	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	544,887
705	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	853,656
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,515	4.250%, 10/01/24	10/21 at 100.00	AA-	1,562,419
880	4.375%, 10/01/25	10/21 at 100.00	AA-	908,327
905	4.500%, 10/01/26	10/21 at 100.00	AA-	934,304
1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	AA-	1,307,138
	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
980	4.000%, 12/01/30	12/25 at 100.00	Baa1	1,043,612
1,060	4.000%, 12/01/32	12/25 at 100.00	Baa1	1,121,395
935	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB-	969,492
560	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB-	578,452
680	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB	695,110
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/36 (4)	4/26 at 100.00	N/R	47,600
710	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/38, 144A	7/27 at 100.00	N/R	781,405

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,005	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 5.250%, 9/01/31	9/26 at 100.00	BB+	$2,315,815
200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A, 5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	209,826
165	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BB+	170,315
200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.000%, 9/01/31	9/24 at 102.00	BB+	213,730
885	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	946,507
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
150	4.000%, 7/01/23	No Opt. Call	BB	154,313
700	5.000%, 7/01/33	7/23 at 100.00	BB	735,924
260	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BB	265,486
2,770	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/36	10/26 at 100.00	N/R	2,899,442
250	University of Minnesota, General Obligation Bonds, Refunding Series 2017B, 5.000%, 12/01/21	No Opt. Call	Aa1	262,025
	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,093,910
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,091,690
1,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	1,087,370
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,310	5.000%, 4/01/29	No Opt. Call	Aa1	1,761,112
1,890	5.000%, 4/01/30	4/29 at 100.00	Aa1	2,524,265
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
175	3.750%, 6/01/26	6/24 at 100.00	N/R	176,314
10	4.500%, 6/01/36	6/24 at 100.00	N/R	10,029
61,700	Total Education and Civic Organizations			67,918,613
	Health Care – 13.9%
3,370	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29	3/26 at 100.00	N/R	3,563,842
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
1,140	4.000%, 4/01/29	4/27 at 100.00	BBB	1,302,496
1,040	4.000%, 4/01/32	4/27 at 100.00	BBB	1,157,624
1,150	Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView Health Project, Refunding Series 2017A, 4.000%, 5/01/32	5/25 at 100.00	N/R	1,139,684

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
$ 1,045	5.000%, 2/15/33	2/28 at 100.00	A-	$1,266,561
145	4.250%, 2/15/38	2/28 at 100.00	A-	162,293
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
100	4.000%, 4/01/21	No Opt. Call	BBB	101,013
660	4.000%, 4/01/25	4/22 at 100.00	BBB	685,681
400	4.000%, 4/01/26	4/22 at 100.00	BBB	415,284
2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,317,580
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
495	5.000%, 5/01/31	5/27 at 100.00	Baa1	594,040
405	5.000%, 5/01/32	5/27 at 100.00	Baa1	482,610
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,190	5.000%, 11/15/28	11/25 at 100.00	A+	1,416,802
1,100	5.000%, 11/15/29	11/25 at 100.00	A+	1,303,456
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,181,470
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,346,720
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
3,390	5.000%, 11/15/35	11/28 at 100.00	A+	4,221,330
2,100	5.000%, 11/15/36	11/28 at 100.00	A+	2,606,688
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	619,470
	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019:
300	5.000%, 11/15/22	No Opt. Call	AA-	325,893
295	5.000%, 11/15/26	No Opt. Call	AA-	368,045
1,030	5.000%, 11/15/27	No Opt. Call	AA-	1,315,897
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
275	4.000%, 12/01/25	12/20 at 100.00	N/R	271,571
250	4.050%, 12/01/26	12/20 at 100.00	N/R	243,822
250	4.150%, 12/01/27	12/20 at 100.00	N/R	241,868
750	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	12/20 at 100.00	N/R	750,127

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B:
$ 2,350	5.000%, 11/15/29	No Opt. Call	AA	$3,165,544
1,000	5.000%, 11/15/33	No Opt. Call	AA	1,448,180
1,685	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	N/R	1,751,440
80	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	12/20 at 100.00	AA-	80,231
295	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/24	No Opt. Call	AA-	336,781
1,895	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/27	5/26 at 100.00	AA-	2,293,102
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
3,495	5.000%, 7/01/28	7/25 at 100.00	A	4,118,997
1,550	5.000%, 7/01/30	7/25 at 100.00	A	1,812,523
4,500	5.000%, 7/01/32	7/25 at 100.00	A	5,230,395
1,155	4.000%, 7/01/35	7/25 at 100.00	A	1,264,956
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
1,000	5.000%, 11/15/28	11/27 at 100.00	A+	1,253,380
1,000	5.000%, 11/15/34	11/27 at 100.00	A+	1,223,160
1,745	4.000%, 11/15/35	11/27 at 100.00	A+	1,989,771
625	4.000%, 11/15/36	11/27 at 100.00	A+	710,612
1,305	4.000%, 11/15/37	11/27 at 100.00	A+	1,480,392
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,364,124
1,140	5.000%, 9/01/29	9/24 at 100.00	A	1,281,930
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB	494,036
260	5.000%, 7/01/34	7/21 at 100.00	BBB	264,251
53,145	Total Health Care			61,965,672
	Housing/Multifamily – 0.1%
500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	12/20 at 100.00	Aaa	501,545
	Housing/Single Family – 1.1%
255	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	255,161
345	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	351,362

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 295	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (AMT)	1/22 at 100.00	AA+	$303,676
90	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (AMT)	No Opt. Call	AA+	92,652
170	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	172,358
70	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	75,995
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A:
20	1.750%, 7/01/21 (AMT)	No Opt. Call	AA+	20,110
290	3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	295,609
290	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	311,300
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2018A:
275	3.500%, 7/01/28 (AMT)	7/27 at 100.00	AA+	290,802
220	3.625%, 7/01/32 (AMT)	7/27 at 100.00	AA+	230,142
220	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2019B, 3.300%, 7/01/33	7/28 at 100.00	AA+	243,236
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
535	1.300%, 7/01/22 (AMT)	No Opt. Call	AA+	540,580
380	1.350%, 7/01/23 (AMT)	No Opt. Call	AA+	386,262
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E:
855	1.850%, 1/01/29	No Opt. Call	AA+	893,979
505	1.900%, 7/01/29	No Opt. Call	AA+	529,189
4,815	Total Housing/Single Family			4,992,413
	Industrials – 0.4%
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	6/21 at 100.00	A+	1,015,330
705	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	705,000
1,705	Total Industrials			1,720,330
	Long-Term Care – 9.1%
1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	Baa1	1,137,340
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
100	4.000%, 9/01/29	9/26 at 102.00	N/R	95,297
100	4.000%, 9/01/30	9/26 at 102.00	N/R	94,271
100	4.000%, 9/01/31	9/26 at 102.00	N/R	93,099
100	4.000%, 9/01/32	9/26 at 102.00	N/R	91,775
155	4.000%, 9/01/33	9/26 at 102.00	N/R	140,100
100	4.000%, 9/01/34	9/26 at 102.00	N/R	88,492

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	$864,006
1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,043,034
325	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31	8/24 at 100.00	N/R	326,748
235	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2017, 4.450%, 3/01/31	3/22 at 101.00	N/R	235,484
200	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2018, 4.500%, 9/01/33	9/23 at 100.00	N/R	199,796
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	970,040
500	5.000%, 1/01/34	1/23 at 100.00	N/R	462,360
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,385	3.875%, 8/01/29, 144A	8/22 at 100.00	N/R	2,438,066
1,100	5.000%, 8/01/36, 144A	8/22 at 100.00	N/R	1,138,665
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35	5/24 at 101.00	N/R	495,185
1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	12/20 at 100.00	N/R	1,435,976
200	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019, 4.000%, 7/01/32	7/25 at 102.00	N/R	199,810
100	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019, 3.750%, 5/01/34	5/24 at 101.00	N/R	88,969
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,405,124
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,603,140
	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015:
425	4.750%, 11/01/28	5/23 at 100.00	N/R	428,162
750	5.250%, 11/01/45	5/23 at 100.00	N/R	754,012
	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019:
190	2.900%, 8/01/23	No Opt. Call	N/R	184,669
100	3.100%, 8/01/25	8/24 at 101.00	N/R	95,831
380	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/24	No Opt. Call	N/R	399,551

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A:
$ 775	3.875%, 8/01/26	8/25 at 100.00	N/R	$802,915
805	4.000%, 8/01/27	8/25 at 100.00	N/R	836,210
2,000	4.000%, 8/01/30	8/25 at 100.00	N/R	2,060,860
405	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33	7/24 at 102.00	N/R	375,014
1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36	6/26 at 100.00	N/R	958,590
2,760	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	2,762,981
	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H Wilder Foundation Project, Refunding Series 2020A:
500	5.000%, 12/01/25	No Opt. Call	Baa2	575,620
1,015	5.000%, 12/01/26	No Opt. Call	Baa2	1,186,281
410	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	12/20 at 100.00	N/R	410,053
	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018:
510	4.200%, 5/01/33	5/23 at 102.00	N/R	538,795
1,940	4.750%, 5/01/38	5/23 at 102.00	N/R	2,071,978
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500	3.250%, 9/01/26	9/24 at 100.00	N/R	510,085
550	3.700%, 9/01/28	9/24 at 100.00	N/R	566,879
350	3.800%, 9/01/29	9/24 at 100.00	N/R	360,846
565	3.900%, 9/01/30	9/24 at 100.00	N/R	582,877
320	4.125%, 9/01/34	9/24 at 100.00	N/R	329,677
1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,037,626
1,590	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	1,663,013
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013:
180	5.000%, 1/01/21	No Opt. Call	N/R	180,119
2,395	5.125%, 1/01/39	1/23 at 100.00	N/R	2,396,988
	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020:
50	2.350%, 3/01/21	No Opt. Call	N/R	49,876
100	2.450%, 3/01/23	No Opt. Call	N/R	98,022
120	2.700%, 3/01/26	3/25 at 101.00	N/R	114,818
335	2.950%, 3/01/28	3/25 at 101.00	N/R	314,659

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
$ 175	3.000%, 8/01/27	8/24 at 102.00	N/R	$171,262
300	3.125%, 8/01/28	8/24 at 102.00	N/R	295,662
300	3.250%, 8/01/29	8/24 at 102.00	N/R	297,084
225	3.375%, 8/01/30	8/24 at 102.00	N/R	223,799
600	5.000%, 8/01/31	8/24 at 102.00	N/R	641,448
450	5.000%, 8/01/32	8/24 at 102.00	N/R	479,961
250	5.000%, 8/01/33	8/24 at 102.00	N/R	266,290
555	5.000%, 8/01/34	8/24 at 102.00	N/R	590,964
250	5.000%, 8/01/35	8/24 at 102.00	N/R	266,022
39,755	Total Long-Term Care			40,526,276
	Tax Obligation/General – 33.0%
2,000	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	2,580,040
1,335	Annandale Independent School District 876, Wright and Stearns Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/27	No Opt. Call	Aa2	1,608,862
1,475	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/34	2/28 at 100.00	AAA	1,648,239
1,165	Barnesville Independent School District 146 Public Schools, Clay, Otter Tail and Wilkin Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,393,783
	Belgrade Brooten Elrosa Public Schools Independent School District 2364, Minnesota, General Obligation Bonds, School Building Series 2020A:
400	3.000%, 2/01/28	2/26 at 100.00	Aa2	444,032
280	3.000%, 2/01/29	2/26 at 100.00	Aa2	308,949
1,405	Benson Independent School District 777, Minnesota, General Olibation Bonds, School Building Series 2018A, 4.000%, 2/01/32	2/27 at 100.00	AAA	1,647,278
1,385	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2020A, 2.000%, 2/01/27	No Opt. Call	AAA	1,502,642
320	Blue Earth Area Schools Independent School District 2860, Minnesota, General Obligation Bonds, Refunding Series 2019A, 4.000%, 2/01/26	No Opt. Call	Aa2	375,254
1,565	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,915,591
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,280	4.000%, 2/01/30	2/27 at 100.00	AAA	3,868,334
1,000	4.000%, 2/01/33	2/27 at 100.00	AAA	1,165,190
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
2,145	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,449,418
1,720	4.000%, 2/01/37	2/27 at 100.00	Aa2	1,948,777

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,000	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	$2,179,280
420	Burnsville, Dakota County, Minnesota, General Obligation Bonds, Refunding Utility Improvement Series 2019A, 5.000%, 12/20/27	No Opt. Call	AAA	549,524
365	Centennial Independent School District 12, Circle Pines, Anoka County, Minnesota, General Obligation Bonds, School Building Bonds, Series 2019A, 5.000%, 2/01/23	No Opt. Call	AAA	402,526
	Chaska, Minnesota, General Obligation Bonds, Series 2020C:
235	5.000%, 2/01/28	No Opt. Call	AA	306,085
250	5.000%, 2/01/29	No Opt. Call	AA	332,733
1,000	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,090,330
225	Columbia Heights Independent School District 13, Minnesota, General Obligation Bonds, School Building Series 2019B, 0.000%, 2/01/27	No Opt. Call	Aa2	212,567
1,055	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,276,286
1,250	Detroit Lakes Independent School District 22, Becker and Otter Tail Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	AAA	1,476,662
	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
685	4.000%, 2/01/28	2/26 at 100.00	AAA	801,779
970	4.000%, 2/01/30	2/26 at 100.00	AAA	1,124,424
3,150	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	Aa2	3,707,802
1,530	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,834,990
	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Alternative Facility, Series 2016B:
2,620	5.000%, 2/01/27	2/26 at 100.00	Aa2	3,212,906
1,075	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,249,945
665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	696,987
1,485	Goodhue Independent School District 253, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,796,479
	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F:
1,265	0.000%, 2/01/27	2/26 at 97.95	AAA	1,183,003
1,345	0.000%, 2/01/28	2/26 at 95.70	AAA	1,222,592
460	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019D, 5.000%, 2/01/26	No Opt. Call	AAA	563,311
300	Hennepin County, Minnesota, General Obligation Bonds, Series 2017C, 5.000%, 12/01/24	No Opt. Call	AAA	357,297
630	Hopkins, Hennepin County, Minnesota, General Obligation Bonds, Series 2020A, 4.000%, 2/01/29	No Opt. Call	AA+	787,676

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 500	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	$572,520
330	Jackson County Central Independent School District 2895, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	No Opt. Call	AAA	400,145
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
130	4.000%, 2/01/22	No Opt. Call	A1	135,584
100	4.000%, 2/01/23	No Opt. Call	A1	107,334
1,225	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A, 5.000%, 2/01/26	No Opt. Call	AAA	1,516,317
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
130	3.000%, 12/15/23	No Opt. Call	AA	139,802
265	3.000%, 12/15/24	No Opt. Call	AA	290,978
	Lester Prairie Independent School District 424, McLeaod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
415	5.000%, 2/01/29	No Opt. Call	Aa2	547,725
625	4.000%, 2/01/30	2/29 at 100.00	Aa2	762,719
	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
505	4.000%, 2/01/30	2/29 at 100.00	Aa2	622,468
595	4.000%, 2/01/31	2/29 at 100.00	Aa2	730,535
500	4.000%, 2/01/33	2/29 at 100.00	Aa2	606,375
550	4.000%, 2/01/34	2/29 at 100.00	Aa2	662,822
1,390	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A, 5.000%, 2/01/29	No Opt. Call	AAA	1,865,588
500	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/30	2/28 at 100.00	Aa2	604,495
1,690	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Refunding Transit Series 2020D, 5.000%, 3/01/27 (WI/DD, Settling 12/22/20)	No Opt. Call	AAA	2,163,268
2,595	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/32	2/28 at 100.00	AAA	3,112,287
1,980	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B, 4.000%, 2/01/34	2/29 at 100.00	AAA	2,404,928
800	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2017, 3.000%, 12/01/27	12/24 at 100.00	AAA	881,032
	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018:
1,480	4.000%, 12/01/33	12/26 at 100.00	AAA	1,717,688
500	4.000%, 12/01/35	12/26 at 100.00	AAA	578,170
1,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2014B, 4.000%, 8/01/26	8/24 at 100.00	AAA	1,135,240
1,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2018B, 4.000%, 8/01/31	8/28 at 100.00	AAA	1,231,430

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AAA	$1,107,010
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AAA	2,254,560
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AAA	2,154,420
	Minnesota State, General Obligation Bonds, Various Purpose Series 2018A:
1,265	5.000%, 8/01/29	8/28 at 100.00	AAA	1,681,653
1,500	5.000%, 8/01/34	8/28 at 100.00	AAA	1,953,180
	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
525	4.000%, 2/01/25	2/23 at 100.00	Aaa	567,415
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	647,586
500	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/25 at 100.00	Aa2	553,920
1,475	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Buidling Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,655,481
1,000	Mora Independent School District 332, Kanabec County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	AAA	1,142,850
2,050	North Branch Independent School District 138, Chisago County, Minnesota, General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/30	2/27 at 100.00	AAA	2,423,079
850	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	949,076
1,375	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/31	2/28 at 100.00	Aa2	1,758,927
	Northland Independent School District 118, Minnesota, General Obligation Bonds, Series 2016A:
560	3.000%, 2/01/27	2/24 at 100.00	Aa2	599,603
1,185	3.000%, 2/01/29	2/24 at 100.00	Aa2	1,259,619
1,500	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%, 2/01/34	2/27 at 100.00	Aa1	1,736,355
620	Otter Tail County, Minnesota, General Obligation Bonds, Disposal System - Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (AMT)	5/21 at 100.00	AAA	630,373
1,035	Perham Dent Independent School District 549, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30	2/24 at 100.00	Aa2	1,091,242
	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A:
945	4.000%, 2/01/26	No Opt. Call	AAA	1,109,751
990	4.000%, 2/01/27	No Opt. Call	AAA	1,188,436
1,030	4.000%, 2/01/28	No Opt. Call	AAA	1,257,548
1,145	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,499,767

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 880	Plainview-Elgin-Millville Independent School District 2899, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	$1,050,729
	Red Lake Falls Independent School District 630, Minnesota, General Obligation Bonds, School Building Series 2020A:
385	5.000%, 2/01/26	No Opt. Call	Aa2	474,112
400	3.000%, 2/01/27	2/26 at 100.00	Aa2	448,644
410	3.000%, 2/01/28	2/26 at 100.00	Aa2	456,453
425	3.000%, 2/01/29	2/26 at 100.00	Aa2	470,076
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,354,075
1,210	Roseau Independent School District 682, Roseau and Marshall Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	Aa2	1,386,466
2,400	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/27 at 100.00	Aa2	2,749,704
2,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	2,848,225
1,270	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,663,497
1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,236,994
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/23 at 100.00	Aa2	607,902
600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23	2/22 at 100.00	AAA	620,904
3,950	Saint Louis Park Independent School District 283, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2018A, 5.000%, 2/01/30	2/27 at 100.00	Aa2	4,955,867
1,225	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A, 3.200%, 2/01/32	2/26 at 100.00	Aa2	1,333,265
400	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	490,076
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
200	4.000%, 2/01/28	2/27 at 100.00	Aa2	235,930
225	4.000%, 2/01/30	2/27 at 100.00	Aa2	262,427
1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,344,197
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
300	5.000%, 2/01/28	2/27 at 100.00	Aa2	374,844
1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	1,552,536
2,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	2,305,160
915	Southland Independent School District 500, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	AAA	1,077,028

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,475	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 2/01/26	2/25 at 100.00	Aa2	$1,624,904
2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	2,202,940
2,000	Tracy, Lyon County, Minnesota, General Obligation Bonds, Temporary Series 2019A, 1.750%, 5/01/22	12/20 at 100.00	AAA	2,001,820
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
410	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	514,923
870	5.000%, 2/01/28 – AGM Insured	No Opt. Call	AA	1,119,820
510	4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	615,759
360	4.000%, 2/01/30 – AGM Insured	2/28 at 100.00	AA	431,104
2,415	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/31	2/28 at 94.63	AAA	2,054,996
150	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Buidling Series 2012A, 4.000%, 2/01/21	No Opt. Call	AAA	150,933
2,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	2,458,200
1,025	Windom Independent School District, Cottonwood and Jackson Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 3.000%, 2/01/23	No Opt. Call	AAA	1,084,101
1,250	Worthington Independent School District 518, Nobles County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	2/26 at 100.00	AAA	1,478,750
590	Worthington, Minnesota, General Obligation Bonds, Series 2019A, 3.000%, 2/01/27	No Opt. Call	AA-	676,541
126,655	Total Tax Obligation/General			146,946,776
	Tax Obligation/Limited – 6.7%
695	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28	No Opt. Call	Aa2	884,603
780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	805,373
1,475	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29	2/24 at 100.00	AAA	1,568,368
1,000	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,212,070
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
215	3.050%, 3/01/21	No Opt. Call	N/R	215,249
495	3.650%, 3/01/24	3/23 at 100.00	N/R	503,870
200	3.800%, 3/01/25	3/23 at 100.00	N/R	203,986
200	4.000%, 3/01/27	3/23 at 100.00	N/R	204,354
340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	347,174
	Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project, Series 2015:
1,115	4.000%, 3/01/25	3/24 at 100.00	N/R	1,137,189
500	5.000%, 3/01/29	3/24 at 100.00	N/R	517,415

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA+	$1,307,054
960	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/34	8/28 at 100.00	AA+	1,143,869
1,055	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/31	8/30 at 100.00	AA+	1,330,176
1,810	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020D, 4.000%, 8/01/31	8/30 at 100.00	AA+	2,282,102
1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA+	1,223,382
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B:
605	3.125%, 2/01/29	2/25 at 100.00	A2	646,969
350	3.250%, 2/01/30	2/25 at 100.00	A2	374,591
	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B:
235	4.000%, 5/01/26	No Opt. Call	A1	277,389
175	4.000%, 5/01/27	No Opt. Call	A1	210,266
630	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A, 5.000%, 2/01/30	2/25 at 100.00	A1	738,889
1,685	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.250%, 2/01/33	2/27 at 100.00	AAA	1,881,083
1,020	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B, 4.000%, 2/01/32	2/29 at 100.00	AAA	1,246,899
1,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C, 3.000%, 2/01/36	2/28 at 100.00	AAA	1,102,870
735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	858,980
1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA+	1,954,010
3,500	Virginia Housing and Redevelopment Authority, Minnesota, Health Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%, 10/01/29	10/25 at 100.00	N/R	3,545,220
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, Certificates of Participation, Series 2020B:
790	5.000%, 4/01/25	No Opt. Call	A+	941,475
830	5.000%, 4/01/26	No Opt. Call	A+	1,021,390
26,645	Total Tax Obligation/Limited			29,686,265
	Transportation – 6.3%
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A:
320	5.000%, 1/01/26	No Opt. Call	AA-	392,160
105	4.000%, 1/01/26	No Opt. Call	AA-	123,128
2,330	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A+	2,338,202

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B:
$ 685	5.000%, 1/01/26	1/22 at 100.00	A+	$716,339
2,550	5.000%, 1/01/29	1/22 at 100.00	A+	2,664,673
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	2,872,760
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
335	5.000%, 1/01/29	1/24 at 100.00	A+	376,909
2,000	5.000%, 1/01/30	1/24 at 100.00	A+	2,249,540
1,840	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 1/01/30	7/29 at 100.00	A+	2,384,585
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
3,000	5.000%, 1/01/27 (AMT)	No Opt. Call	A+	3,663,630
2,540	5.000%, 1/01/31 (AMT)	7/29 at 100.00	A+	3,215,386
895	5.000%, 1/01/33 (AMT)	7/29 at 100.00	A+	1,120,468
550	5.000%, 1/01/34 (AMT)	7/29 at 100.00	A+	686,516
590	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019C, 5.000%, 1/01/27	No Opt. Call	A+	732,632
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
1,050	5.000%, 1/01/34	1/27 at 100.00	AA-	1,277,304
2,310	5.000%, 1/01/35	1/27 at 100.00	AA-	2,806,465
180	5.000%, 1/01/36	1/27 at 100.00	AA-	218,144
24,030	Total Transportation			27,838,841
	U.S. Guaranteed – 5.4% (5)
	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	640,563
750	5.500%, 2/01/24 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	756,570
875	5.500%, 2/01/25 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	882,665
1,010	5.500%, 2/01/26 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	1,018,847
1,150	5.500%, 2/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	1,160,074
	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
1,000	4.000%, 2/01/26 (Pre-refunded 2/01/23)	2/23 at 100.00	Aa2	1,075,000
1,275	4.000%, 2/01/27 (Pre-refunded 2/01/23)	2/23 at 100.00	Aa2	1,370,625
625	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1, 6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	654,581
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
740	5.000%, 10/01/23 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	804,299
490	5.000%, 10/01/24 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	532,576

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013:
$ 940	3.000%, 7/01/25 (Pre-refunded 7/01/23)	7/23 at 100.00	A	$1,002,933
515	3.250%, 7/01/26 (Pre-refunded 7/01/23)	7/23 at 100.00	A	552,780
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
1,000	5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,227,020
2,285	5.000%, 11/15/30 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	2,803,741
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,267,069
2,750	5.000%, 1/01/30 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,152,435
1,000	5.000%, 1/01/31 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,146,340
1,150	5.000%, 1/01/32 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,318,291
500	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/30 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	592,750
21,540	Total U.S. Guaranteed			23,959,159
	Utilities – 5.8%
	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
475	4.000%, 12/01/28	12/24 at 100.00	AA	533,363
495	4.000%, 12/01/29	12/24 at 100.00	AA	552,385
1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,234,962
	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
500	5.000%, 12/01/25	12/22 at 100.00	A1	544,870
670	5.000%, 12/01/26	12/22 at 100.00	A1	729,985
	Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
225	4.000%, 12/01/27	No Opt. Call	AA	269,651
100	4.000%, 12/01/33	12/28 at 100.00	AA	118,317
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A1	582,165
500	5.000%, 10/01/30	10/24 at 100.00	A1	581,545
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A1	1,081,210
1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A-	1,552,379
570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33	12/23 at 100.00	Aa3	640,857
750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	Aa3	814,455
1,000	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/33	12/26 at 100.00	Aa3	1,228,670
1,070	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,197,437

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	AA-	$2,833,775
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	4,998,400
1,000	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	960,280
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2012A:
1,000	3.000%, 1/01/28	1/23 at 100.00	Aa3	1,043,400
1,250	5.000%, 1/01/29	1/23 at 100.00	Aa3	1,364,863
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2015A:
1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	1,605,525
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,196,590
23,510	Total Utilities			25,665,084
$ 384,000	Total Long-Term Investments (cost $407,662,091)			431,720,974

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.4%
	MUNICIPAL BONDS – 1.4%
	Health Care – 1.4%
$ 3,825	Minneapolis, Minnesota, Health Care System Revenue Bonds, Variable Rate Demand Obligations, Variable Rate Demand Obligations,Fairview Health Services, Series 2018A, 0.080%, 11/15/48 (6)	No Opt. Call	VMIG1	$3,825,000
800	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic, Series 2011, 0.100%, 11/15/38 (6)	No Opt. Call	A-1+	800,000
1,505	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Variable Rate Demand Obligations, Mayo Clinic Series 2008A, 0.100%, 11/15/38 (6)	No Opt. Call	A-1+	1,505,000
$ 6,130	Total Short-Term Investments (cost $6,130,000)			6,130,000
	Total Investments (cost $413,792,091) – 98.5%			437,850,974
	Other Assets Less Liabilities – 1.5%			6,584,873
	Net Assets – 100%			$ 444,435,847

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.6%
	MUNICIPAL BONDS – 95.6%
	Education and Civic Organizations – 12.8%
$ 65	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	$67,686
770	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	803,587
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
100	5.000%, 7/01/36	7/24 at 102.00	N/R	107,226
2,000	5.000%, 7/01/47	7/24 at 102.00	N/R	2,121,460
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
675	5.250%, 7/01/37	7/25 at 100.00	BB+	743,782
500	5.500%, 7/01/50	7/25 at 100.00	BB+	548,845
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	1,062,790
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	1,121,320
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	N/R	104,598
5,350	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	5,766,283
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB	644,238
1,000	5.000%, 7/01/34	7/24 at 100.00	BB	1,062,150
525	5.000%, 7/01/44	7/24 at 100.00	BB	550,909
4,150	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	4,237,855
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	105,056
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A:
410	5.000%, 7/01/40	7/30 at 100.00	N/R	436,970
100	5.000%, 7/01/55	7/30 at 100.00	N/R	104,566

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
$ 500	6.000%, 7/01/33	7/23 at 100.00	BB+	$540,720
3,715	6.000%, 7/01/43	7/23 at 100.00	BB+	3,970,555
1,260	6.125%, 7/01/48	7/23 at 100.00	BB+	1,348,931
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
440	3.350%, 5/01/22	5/21 at 100.00	Ba1	437,408
420	3.500%, 5/01/23	5/21 at 100.00	Ba1	416,632
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,345	5.000%, 5/01/37	5/27 at 100.00	BBB-	2,570,073
4,700	5.000%, 5/01/47	5/27 at 100.00	BBB-	5,061,806
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,000	4.000%, 3/01/37	3/27 at 100.00	Aa2	1,153,090
1,000	4.000%, 3/01/39	3/27 at 100.00	Aa2	1,148,600
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019:
150	3.000%, 12/01/20	No Opt. Call	Baa2	150,000
500	4.000%, 12/01/40	12/29 at 100.00	Baa2	544,375
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	1,085,140
675	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	785,018
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I:
350	5.000%, 10/01/33	10/25 at 100.00	A2	403,050
385	5.000%, 10/01/34	10/25 at 100.00	A2	442,835
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2016-8-N, 4.000%, 10/01/35	10/26 at 100.00	A1	558,105
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27	4/26 at 100.00	A2	1,197,710
100	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A, 4.000%, 10/01/36	10/27 at 100.00	A2	111,945
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
1,000	5.000%, 10/01/34	10/29 at 100.00	A2	1,251,510
2,000	5.000%, 10/01/40	10/29 at 100.00	A2	2,444,000
1,000	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38 (AMT)	11/27 at 100.00	AA	1,008,210
1,950	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	2,146,521

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB-	$1,156,250
700	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	721,994
560	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB	572,443
130	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46 (4)	4/26 at 100.00	N/R	88,400
1,600	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019, 4.000%, 12/01/49	12/29 at 100.00	BBB-	1,687,088
685	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	741,437
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A:
1,500	5.000%, 9/01/40	9/30 at 100.00	BB+	1,753,230
1,000	5.000%, 9/01/43	9/30 at 100.00	BB+	1,159,650
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,000	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,040,420
1,615	5.000%, 6/15/53, 144A	6/25 at 100.00	N/R	1,673,237
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	2,098,680
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625	5.300%, 7/01/45	7/25 at 100.00	BB	668,663
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,102,945
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School Project, Series 2019:
675	5.000%, 7/01/49	7/27 at 102.00	BB	742,682
880	5.000%, 7/01/55	7/27 at 102.00	BB	962,790
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
500	5.000%, 7/01/33	7/23 at 100.00	BB	525,660
1,450	5.000%, 7/01/44	7/23 at 100.00	BB	1,508,638
1,435	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB-	1,513,509
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
2,010	5.000%, 10/01/41	10/26 at 100.00	N/R	2,083,867
380	5.125%, 10/01/48	10/26 at 100.00	N/R	393,615
500	St Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018, 5.125%, 12/01/49	12/26 at 102.00	BBB-	567,590

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of Minnesota, General Obligation Bonds, Series 2014B:
$ 2,235	4.000%, 1/01/33	1/24 at 100.00	Aa1	$2,433,915
2,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	2,174,740
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,250	5.000%, 4/01/39	4/29 at 100.00	Aa1	1,612,750
2,110	5.000%, 4/01/40	4/29 at 100.00	Aa1	2,716,794
4,230	University of Minnesota, General Obligation Bonds, Series 2020A, 5.000%, 11/01/42	11/30 at 100.00	Aa1	5,619,893
20	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46	6/24 at 100.00	N/R	20,122
	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Refunding Series 2020A:
390	4.000%, 12/01/40 (WI/DD, Settling 12/01/20)	12/25 at 102.50	BBB-	414,804
450	4.000%, 12/01/50 (WI/DD, Settling 12/01/20)	12/25 at 102.50	BBB-	473,657
78,525	Total Education and Civic Organizations			86,595,018
	Health Care – 15.2%
	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
500	4.000%, 3/01/32	3/26 at 100.00	N/R	523,445
2,000	4.000%, 3/01/37	3/26 at 100.00	N/R	2,069,860
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
550	3.000%, 4/01/26	No Opt. Call	BBB	599,154
485	5.000%, 4/01/41	4/27 at 100.00	BBB	555,301
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
500	5.000%, 2/15/37	2/28 at 100.00	A-	599,845
775	4.250%, 2/15/43	2/28 at 100.00	A-	857,855
2,000	5.000%, 2/15/43	2/28 at 100.00	A-	2,367,920
880	4.250%, 2/15/48	2/28 at 100.00	A-	966,557
6,675	5.000%, 2/15/48	2/28 at 100.00	A-	7,842,724
9,000	5.000%, 2/15/53	2/28 at 100.00	A-	10,528,650
3,000	5.250%, 2/15/53	2/28 at 100.00	A-	3,582,930
2,850	5.000%, 2/15/58	2/28 at 100.00	A-	3,326,320
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	390,338
500	4.000%, 4/01/27	4/22 at 100.00	BBB	518,460
760	4.000%, 4/01/31	4/22 at 100.00	BBB	780,262
1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	1,079,210

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
$ 425	5.000%, 5/01/31	5/27 at 100.00	Baa1	$510,034
430	5.000%, 5/01/32	5/27 at 100.00	Baa1	512,401
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
525	5.000%, 11/15/26	11/25 at 100.00	A+	631,286
485	4.000%, 11/15/40	11/25 at 100.00	A+	531,191
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,289,600
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
500	5.000%, 11/15/33	11/28 at 100.00	A+	625,495
1,000	5.000%, 11/15/36	11/28 at 100.00	A+	1,241,280
3,965	4.000%, 11/15/48	11/28 at 100.00	A+	4,468,238
7,000	5.000%, 11/15/49	11/28 at 100.00	A+	8,442,420
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	1,238,940
	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019:
2,000	5.000%, 11/15/27	No Opt. Call	AA-	2,555,140
1,415	5.000%, 11/15/28	No Opt. Call	AA-	1,851,485
750	5.000%, 11/15/29	No Opt. Call	AA-	996,652
2,400	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/33	No Opt. Call	AA	3,475,632
60	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	12/20 at 100.00	AA-	60,190
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A:
165	5.000%, 5/01/21	No Opt. Call	AA-	167,752
675	5.000%, 5/01/46	5/26 at 100.00	AA-	779,956
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019:
2,070	5.000%, 5/01/48	5/29 at 100.00	AA-	2,525,545
1,575	4.000%, 5/01/49	5/29 at 100.00	AA-	1,771,560
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
8,230	5.000%, 7/01/30	7/25 at 100.00	A	9,623,915
4,765	4.000%, 7/01/35	7/25 at 100.00	A	5,218,628

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
$ 1,460	5.000%, 11/15/26	No Opt. Call	A+	$1,806,166
2,135	5.000%, 11/15/27	No Opt. Call	A+	2,701,287
755	4.000%, 11/15/36	11/27 at 100.00	A+	858,420
640	4.000%, 11/15/37	11/27 at 100.00	A+	726,016
3,610	4.000%, 11/15/43	11/27 at 100.00	A+	4,043,525
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	12/20 at 100.00	N/R	1,376,210
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,980	4.000%, 9/01/31	9/24 at 100.00	A	2,123,194
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,553,806
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
500	3.750%, 7/01/21	No Opt. Call	BBB	506,530
350	4.000%, 7/01/22	7/21 at 100.00	BBB	354,872
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB	1,293,660
88,770	Total Health Care			103,449,857
	Housing/Multifamily – 0.4%
2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,585,650
	Housing/Single Family – 0.7%
20	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	20,258
6	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (AMT)	12/20 at 100.00	AA+	5,945
80	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (AMT)	12/20 at 100.25	AA+	80,863
50	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B, 4.000%, 7/01/21	No Opt. Call	Aaa	50,857
	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
20	4.375%, 7/01/26	7/21 at 100.00	Aaa	20,369
280	4.700%, 1/01/31	7/21 at 100.00	Aaa	285,284
10	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	10,156
390	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	423,400
760	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, 3.200%, 1/01/33 (AMT)	7/25 at 100.00	AA+	819,227
425	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	433,219

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 280	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	$300,566
210	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2018A, 3.625%, 7/01/32 (AMT)	7/27 at 100.00	AA+	219,681
275	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2019B, 3.300%, 7/01/33	7/28 at 100.00	AA+	304,046
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
695	1.550%, 7/01/25 (AMT)	No Opt. Call	AA+	716,760
535	1.700%, 7/01/26 (AMT)	No Opt. Call	AA+	555,956
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020D:
290	1.625%, 1/01/26 (AMT)	No Opt. Call	AA+	294,054
240	1.650%, 7/01/26 (AMT)	No Opt. Call	AA+	243,636
4,566	Total Housing/Single Family			4,784,277
	Industrials – 0.3%
2,150	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	2,172,081
	Long-Term Care – 8.3%
1,590	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	1,658,243
	Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc, Orchard Path Project, Refunding Series 2018:
1,000	5.000%, 9/01/43	9/23 at 102.00	N/R	1,038,400
260	4.375%, 9/01/48	9/23 at 102.00	N/R	262,147
	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014:
375	4.000%, 11/01/39	11/24 at 100.00	Baa1	396,026
500	5.000%, 11/01/44	11/24 at 100.00	Baa1	543,545
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
500	5.000%, 9/01/44	9/26 at 102.00	N/R	480,480
1,500	5.000%, 9/01/52	9/26 at 102.00	N/R	1,400,625
1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,575,780
1,500	City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017, 5.000%, 11/01/49	11/25 at 100.00	N/R	1,507,065
1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2013, 5.200%, 3/01/43	12/20 at 100.00	N/R	1,180,425
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	517,310
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,027,103

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,195	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	$1,231,890
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44	5/24 at 101.00	N/R	499,270
1,185	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	12/20 at 100.00	N/R	1,185,806
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019:
400	4.100%, 7/01/34	7/25 at 102.00	N/R	400,904
1,000	5.000%, 7/01/49	7/25 at 102.00	N/R	1,035,080
1,250	5.000%, 7/01/54	7/25 at 102.00	N/R	1,290,237
	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019:
200	4.000%, 5/01/39	5/24 at 101.00	N/R	173,488
450	4.250%, 5/01/46	5/24 at 101.00	N/R	380,538
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	451,647
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,457,400
1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	1,508,025
300	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019, 3.400%, 8/01/28	8/24 at 101.00	N/R	281,955
2,000	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 5.000%, 10/01/47	10/24 at 102.00	N/R	2,117,860
1,055	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	12/20 at 100.00	N/R	1,055,496
1,500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A, 5.000%, 8/01/48	8/25 at 100.00	N/R	1,554,120
1,285	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55	7/24 at 102.00	N/R	1,268,282
2,700	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49	6/26 at 100.00	N/R	2,675,430
50	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28	6/21 at 101.00	N/R	46,899
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2018, 5.000%, 10/01/43	10/23 at 100.00	N/R	1,017,080
4,000	Saint Paul Housing and Redevelopment Authority, Minnesota Senior Housing and Health Care Revenue Bonds, Carondelet Village Project, Series 2016A, 5.000%, 12/01/41	12/24 at 102.00	N/R	4,302,560
1,577	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revneue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/21 at 100.00	N/R	1,580,338

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H Wilder Foundation Project, Refunding Series 2020A:
$ 1,115	5.000%, 12/01/28	No Opt. Call	Baa2	$1,324,809
300	5.000%, 12/01/30	No Opt. Call	Baa2	360,102
1,750	5.000%, 12/01/36	12/30 at 100.00	Baa2	2,040,500
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	12/20 at 100.00	N/R	1,000,380
850	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018, 5.000%, 5/01/43	5/23 at 102.00	N/R	911,098
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
590	4.000%, 9/01/31	9/24 at 100.00	N/R	609,470
400	4.000%, 9/01/32	9/24 at 100.00	N/R	412,200
500	4.100%, 9/01/33	9/24 at 100.00	N/R	516,110
315	4.200%, 9/01/36	9/24 at 100.00	N/R	323,225
300	4.250%, 9/01/37	9/24 at 100.00	N/R	307,506
1,000	5.000%, 9/01/42	9/24 at 100.00	N/R	1,046,250
800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	811,528
2,390	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,391,984
1,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020, 3.950%, 3/01/50	3/25 at 101.00	N/R	855,890
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
650	5.000%, 8/01/49	8/24 at 102.00	N/R	684,983
5,000	5.000%, 8/01/54	8/24 at 102.00	N/R	5,250,900
54,712	Total Long-Term Care			55,948,389
	Tax Obligation/General – 32.7%
1,410	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	1,818,928
1,180	Annandale Independent School District 876, Wright and Stearns Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/28	No Opt. Call	Aa2	1,447,128
1,110	Annandale, Minnesota, General Obligation Bonds, Temporary Improvement Series 2020A, 2.000%, 2/01/23	2/21 at 100.00	AA-	1,113,097
	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,475	3.000%, 2/01/34	2/28 at 100.00	AAA	1,648,239
1,355	3.000%, 2/01/43	2/28 at 100.00	AAA	1,470,419
2,110	Austin Independent School District 492, Mower and Freeborn Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/28	2/27 at 100.00	Aa2	2,514,107
375	Becker Independent School District 726, Minnesota, General Obligation Bonds, Refunding Series 2020A, 5.000%, 2/01/22	No Opt. Call	Aa2	394,781

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,105	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A, 4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	$2,546,376
2,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40	2/27 at 100.00	AAA	2,300,420
2,390	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2020A, 2.000%, 2/01/28	No Opt. Call	AAA	2,600,009
1,570	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,921,711
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,500	4.000%, 2/01/38	2/27 at 100.00	AAA	4,032,700
3,825	4.000%, 2/01/42	2/27 at 100.00	AAA	4,372,510
1,000	4.000%, 2/01/43	2/27 at 100.00	AAA	1,140,930
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
1,090	4.000%, 2/01/36	2/27 at 100.00	Aa2	1,240,126
1,880	4.000%, 2/01/38	2/27 at 100.00	Aa2	2,123,441
2,715	4.000%, 2/01/41	2/27 at 100.00	Aa2	3,046,583
2,260	4.000%, 2/01/42	2/27 at 100.00	Aa2	2,531,245
230	Chaska, Minnesota, General Obligation Bonds, Series 2020C, 5.000%, 2/01/30	No Opt. Call	AA	311,979
1,160	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32	2/27 at 100.00	AAA	1,283,784
	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000	5.000%, 2/01/27	2/25 at 100.00	Aa2	1,192,800
1,000	4.000%, 2/01/36	2/25 at 100.00	Aa2	1,090,330
1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	1,150,743
	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A:
1,145	4.000%, 2/01/31	2/28 at 100.00	AAA	1,379,462
1,145	4.000%, 2/01/32	2/28 at 100.00	AAA	1,373,244
500	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/35	2/26 at 100.00	AAA	538,815
595	Duluth, Minnesota, General Obligation Bonds, Refunding Capital Improvement Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AA	773,078
2,130	Duluth, Minnesota, General Obligation Bonds, Refunding DECC Improvement Series 2016A, 5.000%, 2/01/32	2/26 at 100.00	AA	2,590,187
1,500	Eden Prairie Independent School District 272, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,808,310
1,250	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/30	2/28 at 100.00	AAA	1,616,550

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Forest Lake, Washington County, Minnesota, General Obligation Bonds, Series 2019A:
$ 2,145	5.000%, 2/01/29	No Opt. Call	AA+	$2,876,895
1,960	4.000%, 2/01/32	2/29 at 100.00	AA+	2,399,412
480	Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2017, 3.250%, 2/01/34	2/26 at 100.00	Aa2	520,862
700	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%, 2/01/30	2/26 at 90.86	AAA	598,269
1,390	Hutchinson Independent School District 423, McLeod, Meeker, Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	Aa2	1,702,972
5,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	5,725,200
1,000	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/29	2/27 at 100.00	AAA	1,260,080
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
170	4.000%, 2/01/25	No Opt. Call	A1	193,630
165	4.000%, 2/01/26	No Opt. Call	A1	192,210
100	4.000%, 2/01/27	No Opt. Call	A1	118,913
335	La Crescent, Minnesota, General Obligation Bonds, Series 2020A, 4.000%, 2/01/27	No Opt. Call	A1	398,359
500	La Crescent-Hokah Independent School District 300, Houston and Winona Counties, Minnesota, General Obligation Bonds, School Building & Maintenance Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	Aa2	586,415
	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A:
1,330	5.000%, 2/01/27	No Opt. Call	AAA	1,696,122
1,140	3.000%, 2/01/28	2/27 at 100.00	AAA	1,292,122
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
145	3.000%, 12/15/27	No Opt. Call	AA	165,873
145	3.000%, 12/15/28	12/27 at 100.00	AA	164,336
160	3.000%, 12/15/29	12/27 at 100.00	AA	180,013
315	3.000%, 12/15/30	12/27 at 100.00	AA	352,491
4,100	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, School Building & Facilities Maintenance Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	Aa2	4,731,810
	Lester Prairie Independent School District 424, McLeaod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
590	5.000%, 2/01/28	No Opt. Call	Aa2	764,646
590	4.000%, 2/01/31	2/29 at 100.00	Aa2	716,685
	Maccray Independent School District 2180, Chippewa, Kandiyohi and Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,965	4.000%, 2/01/28	No Opt. Call	Aa2	2,408,304
2,040	3.000%, 2/01/29	2/28 at 100.00	Aa2	2,342,104
	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	689,099
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	520,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
$ 715	4.000%, 2/01/29	No Opt. Call	Aa2	$888,209
645	4.000%, 2/01/38	2/29 at 100.00	Aa2	768,853
	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A:
425	4.000%, 2/01/31	2/30 at 100.00	AAA	535,207
245	4.000%, 2/01/32	2/30 at 100.00	AAA	306,801
2,250	4.000%, 2/01/45	2/30 at 100.00	AAA	2,702,655
1,500	4.000%, 2/01/50	2/30 at 100.00	AAA	1,788,915
1,300	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/28	No Opt. Call	Aa2	1,597,349
1,780	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Refunding Transit Series 2020D, 5.000%, 3/01/28 (WI/DD, Settling 12/22/20)	No Opt. Call	AAA	2,339,650
585	Milaca Independent School District 912, Millie Lacs, Morrison, Benton, Kanabec and Isanti Counties, Minnesota, General Obligation Bonds, Refunding Alternative Facilities Crossover Series 2014B, 4.000%, 2/01/26	2/24 at 100.00	Aa2	650,965
1,495	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/36	2/28 at 100.00	AAA	1,770,125
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B:
1,475	5.000%, 2/01/29	No Opt. Call	AAA	1,979,671
1,570	5.000%, 2/01/30	2/29 at 100.00	AAA	2,092,622
2,060	4.000%, 2/01/35	2/29 at 100.00	AAA	2,497,503
2,195	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018, 4.000%, 12/01/35	12/26 at 100.00	AAA	2,538,166
1,000	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 2.250%, 8/01/29	8/26 at 100.00	AAA	1,073,420
7,015	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2020B, 4.000%, 8/01/29	No Opt. Call	AAA	8,980,182
500	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 5.000%, 10/01/21	No Opt. Call	AAA	520,165
500	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.000%, 10/01/26	10/23 at 100.00	AAA	536,465
3,130	Minnesota State, General Obligation Bonds, Various Purpose Series 2017A, 5.000%, 10/01/29	10/27 at 100.00	AAA	4,056,511
1,515	Minnesota State, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 8/01/34	8/28 at 100.00	AAA	1,972,712
155	Minnesota State, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 8/01/36	8/29 at 100.00	AAA	206,260
2,425	Minnesota State, General Obligation Bonds, Various Purpose Series 2020A, 5.000%, 8/01/36	8/30 at 100.00	AAA	3,304,475

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A:
$ 250	4.000%, 2/01/32	2/25 at 100.00	Aa2	$278,358
500	4.000%, 2/01/36	2/25 at 100.00	Aa2	552,375
	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
4,070	3.000%, 2/01/43	2/28 at 100.00	Aa2	4,379,686
1,100	3.000%, 2/01/44	2/28 at 100.00	Aa2	1,181,433
	Mora Independent School District 332, Kanabec County, Minnesota, General Obligation Bonds, School Building Series 2020A:
2,620	4.000%, 2/01/28	No Opt. Call	AAA	3,211,072
1,085	3.000%, 2/01/29	2/28 at 100.00	AAA	1,239,992
1,850	3.000%, 2/01/30	2/28 at 100.00	AAA	2,096,568
300	Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B, 4.000%, 2/01/43	2/25 at 100.00	A+	326,730
2,735	New Prague Independent School District 721, Scott County, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 5.000%, 2/01/23	No Opt. Call	Aa2	3,013,040
2,000	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	2,233,120
595	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019C, 4.000%, 2/01/30	2/28 at 100.00	Aa2	720,724
1,600	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/32	2/28 at 100.00	Aa2	2,036,448
1,080	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	1,306,454
1,360	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 3.000%, 2/01/33	2/28 at 100.00	AAA	1,519,582
1,205	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/29	No Opt. Call	AAA	1,617,291
4,000	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40	2/27 at 100.00	AAA	4,540,160
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,354,075
2,765	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/27	2/26 at 100.00	AAA	3,397,051
	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,250	5.000%, 2/01/30	2/27 at 100.00	Aa2	4,033,380
2,500	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,864,275
1,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	1,708,935

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A:
$ 1,620	5.000%, 2/01/30	2/29 at 100.00	AAA	$2,159,266
1,700	4.000%, 2/01/31	2/29 at 100.00	AAA	2,094,706
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/23 at 100.00	Aa2	607,827
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AAA	1,113,870
	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A:
1,340	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,557,335
1,400	4.000%, 2/01/30	2/26 at 100.00	Aa2	1,609,118
1,885	3.200%, 2/01/32	2/26 at 100.00	Aa2	2,051,596
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
250	4.000%, 2/01/33	2/27 at 100.00	Aa2	285,863
425	4.000%, 2/01/34	2/27 at 100.00	Aa2	483,327
3,390	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 3.000%, 2/01/25	2/23 at 100.00	Aa2	3,568,890
2,500	Sibley East Independent School District 2310, Sibley, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	2,745,600
420	Sleepy Eye, Minnesota, General Obligation Bonds, Refunding Series 2020A, 4.000%, 2/01/28	No Opt. Call	AA	510,182
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	1,552,536
670	4.000%, 2/01/33	2/27 at 100.00	Aa2	773,354
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
1,575	5.000%, 2/01/28	No Opt. Call	Aa2	2,028,521
1,575	4.000%, 2/01/29	2/28 at 100.00	Aa2	1,905,246
700	4.000%, 2/01/30	2/28 at 100.00	Aa2	841,456
1,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	1,152,580
	Swift County-Benson Hospital Disrict, Minnesota, Congregate Senior Revenue Bonds, Series 2020A:
150	4.000%, 2/01/25	No Opt. Call	AA-	170,918
330	4.000%, 2/01/28	No Opt. Call	AA-	398,313
345	4.000%, 2/01/29	No Opt. Call	AA-	421,593

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
$ 535	4.000%, 2/01/31 – AGM Insured	2/28 at 100.00	AA	$636,816
500	4.000%, 2/01/32 – AGM Insured	2/28 at 100.00	AA	592,100
815	4.000%, 2/01/33 – AGM Insured	2/28 at 100.00	AA	957,707
655	4.000%, 2/01/35 – AGM Insured	2/28 at 100.00	AA	762,210
245	4.000%, 2/01/37 – AGM Insured	2/28 at 100.00	AA	283,455
2,500	Waconia Independent School District, Minnesota, General Obligation Bonds, School Building Series 2015B, 3.000%, 2/01/28	2/25 at 100.00	Aa2	2,711,025
1,315	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, School Buidling Series 2015A, 4.000%, 2/01/27	2/26 at 100.00	Aa2	1,539,484
1,685	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/32	2/28 at 92.57	AAA	1,394,590
1,220	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Buidling Series 2018A, 4.000%, 2/01/39	2/27 at 100.00	AAA	1,405,367
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A:
4,820	4.000%, 2/01/27	No Opt. Call	AAA	5,854,324
5,000	3.000%, 2/01/42	2/28 at 100.00	AAA	5,434,700
189,295	Total Tax Obligation/General			222,291,309
	Tax Obligation/Limited – 6.5%
750	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25	No Opt. Call	Aa2	879,630
600	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43	12/27 at 100.00	N/R	634,428
135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	137,115
425	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	432,119
1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA+	1,165,199
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A:
200	4.000%, 8/01/30	8/27 at 100.00	AA+	234,712
475	4.000%, 8/01/34	8/27 at 100.00	AA+	548,734
325	4.000%, 8/01/35	8/27 at 100.00	AA+	374,605
1,125	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/38	8/28 at 100.00	AA+	1,323,371
2,450	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/29	No Opt. Call	AA+	3,059,242
3,105	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020B, 4.000%, 8/01/32	8/30 at 100.00	AA+	3,888,826

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015A:
$ 1,470	3.625%, 2/01/34	2/25 at 100.00	A2	$1,573,532
580	3.750%, 2/01/36	2/25 at 100.00	A2	622,004
4,600	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A2	4,972,324
1,000	Plymouth Intermediate District 287, Minnesota, Certificates of Participation, Refunding Series 2017A, 4.000%, 2/01/36	2/27 at 100.00	A1	1,142,150
	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B:
175	4.000%, 5/01/29	5/27 at 100.00	A1	206,460
200	4.000%, 5/01/32	5/27 at 100.00	A1	232,182
100	4.000%, 5/01/33	5/27 at 100.00	A1	115,604
4,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	4,824,585
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
355	5.000%, 2/01/32	2/25 at 100.00	A1	414,452
520	5.000%, 2/01/34	2/25 at 100.00	A1	604,765
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
350	4.250%, 4/01/25	4/23 at 100.00	N/R	360,164
430	4.875%, 4/01/30	4/23 at 100.00	N/R	441,356
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,691,856
2,670	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.375%, 2/01/35	2/27 at 100.00	AAA	2,974,540
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B:
1,005	4.000%, 2/01/36	2/29 at 100.00	AAA	1,210,975
1,000	4.000%, 2/01/37	2/29 at 100.00	AAA	1,201,070
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C:
3,325	4.000%, 2/01/30	2/28 at 100.00	AAA	4,022,419
2,840	3.000%, 2/01/36	2/28 at 100.00	AAA	3,132,151
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, Certificates of Participation, Series 2020B:
745	5.000%, 4/01/24	No Opt. Call	A+	855,953
900	4.000%, 4/01/28	No Opt. Call	A+	1,095,633
39,110	Total Tax Obligation/Limited			44,372,156
	Transportation – 5.5%
1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	999,760
400	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/28	1/27 at 100.00	AA-	500,060

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
$ 200	5.000%, 1/01/25	1/24 at 100.00	A+	$225,540
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,248,240
1,175	5.000%, 1/01/32	1/24 at 100.00	A+	1,318,174
750	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/26 (AMT)	1/24 at 100.00	A+	841,628
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
30	5.000%, 1/01/31	7/29 at 100.00	A+	38,642
70	5.000%, 1/01/37	7/29 at 100.00	A+	88,031
1,250	5.000%, 1/01/44	7/29 at 100.00	A+	1,544,675
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
750	5.000%, 1/01/30 (AMT)	7/29 at 100.00	A+	954,547
2,000	5.000%, 1/01/35 (AMT)	7/29 at 100.00	A+	2,492,160
1,225	5.000%, 1/01/38 (AMT)	7/29 at 100.00	A+	1,512,360
2,215	5.000%, 1/01/39 (AMT)	7/29 at 100.00	A+	2,727,728
3,000	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A+	3,649,140
7,250	5.000%, 1/01/49 (AMT)	7/29 at 100.00	A+	8,747,342
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
125	5.000%, 1/01/33	1/27 at 100.00	AA-	152,396
1,630	5.000%, 1/01/37	1/27 at 100.00	AA-	1,970,540
5,580	5.000%, 1/01/46	1/27 at 100.00	AA-	6,634,285
475	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%, 1/01/34 (AMT)	1/27 at 100.00	A+	561,954
31,125	Total Transportation			37,207,202
	U.S. Guaranteed – 3.9% (5)
10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A+	10,095,800
1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,283,140
2,000	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA	2,227,480
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	654,581
2,000	6.000%, 10/01/40 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	2,094,660
720	Otter Tail County, Minnesota, General Obligation Bonds, Capital Improvement Series 2016A, 3.000%, 2/01/23 (ETM)	No Opt. Call	AA	762,797

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BB+	$1,571,805
1,600	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A, 5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,963,232
3,715	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	4,258,653
1,530	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/42 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	1,813,815
24,825	Total U.S. Guaranteed			26,725,963
	Utilities – 9.3%
1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,411,294
135	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	166,081
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	247,067
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/21	No Opt. Call	A1	515,505
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
1,000	4.000%, 10/01/31	10/24 at 100.00	A1	1,106,380
1,000	4.000%, 10/01/32	10/24 at 100.00	A1	1,102,260
2,250	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/47	10/26 at 100.00	A1	2,708,123
3,500	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	Aa3	4,192,265
	Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017A:
390	4.000%, 10/01/28	10/27 at 100.00	A-	459,763
675	4.000%, 10/01/33	10/27 at 100.00	A-	772,065
	Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017B:
355	4.000%, 10/01/28	10/27 at 100.00	A-	418,502
270	4.000%, 10/01/29	10/27 at 100.00	A-	316,062
2,000	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3, 4.000%, 10/01/42	10/27 at 100.00	A-	2,261,020
1,180	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,320,538
1,075	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 5.000%, 1/01/27	1/26 at 100.00	AA-	1,311,360

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
$ 1,825	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	$1,824,416
755	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	A+	751,014
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	3,018,920
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	10,310,450
4,805	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	4,665,751
7,175	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	6,890,009
	Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A:
230	4.000%, 2/01/35 – AGM Insured	2/26 at 100.00	AA	260,243
260	4.000%, 2/01/38 – AGM Insured	2/26 at 100.00	AA	292,417
13,765	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2018A, 5.000%, 1/01/49	7/28 at 100.00	Aa3	17,037,766
58,205	Total Utilities			63,359,271
$ 573,783	Total Long-Term Investments (cost $611,422,639)			649,491,173

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.1%
	MUNICIPAL BONDS – 3.1%
	Health Care – 3.0%
$ 10,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Variable Rate Demand Obligations, Variable Rate Demand Obligations,Fairview Health Services, Series 2018A, 0.080%, 11/15/48 (6)	No Opt. Call	VMIG1	$10,000,000
1,550	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Variable Rate Demand Obligations, Series 2007C1, 0.110%, 11/15/34 (6)	No Opt. Call	A-1	1,550,000
1,785	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Variable Rate Demand Obligations, Series 2007C2, 0.110%, 11/15/34 (6)	No Opt. Call	A-1	1,785,000
7,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Variable Rate Demand Obligations, Mayo Clinic Series 2008A, 0.100%, 11/15/38 (6)	No Opt. Call	A-1+	7,000,000
20,335	Total Health Care			20,335,000
	Tax Obligation/General – 0.1%
945	Hennepin County, Minnesota, General Obligation Bonds, Variable Rate Demand Obligations, Series 2018B, 0.120%, 12/01/38 (6)	No Opt. Call	A-1+	945,000
$ 21,280	Total Short-Term Investments (cost $21,280,000)			21,280,000
	Total Investments (cost $632,702,639) – 98.7%			670,771,173
	Other Assets Less Liabilities – 1.3%			8,743,142
	Net Assets – 100%			$ 679,514,315

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.9%
	MUNICIPAL BONDS – 96.9%
	Consumer Staples – 0.9%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$ 65	4.000%, 6/01/48	6/30 at 100.00	BBB+	$73,491
1,000	3.000%, 6/01/48	6/30 at 100.00	BBB+	1,020,770
1,065	Total Consumer Staples			1,094,261
	Education and Civic Organizations – 4.3%
1,500	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A2	1,740,480
	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A-	709,591
410	4.000%, 4/01/32	4/22 at 100.00	A-	425,863
525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	537,301
500	Southeast Community College Area, Nebraska, Facilities Revenue Bonds, Series 2020, 3.000%, 3/15/45 – AGM Insured	7/25 at 100.00	AA	508,550
1,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds, Refunding Series 2017B, 4.000%, 5/15/37	11/27 at 100.00	Aa1	1,169,730
4,620	Total Education and Civic Organizations			5,091,515
	Health Care – 6.8%
200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	222,930
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
575	4.000%, 11/15/40	11/30 at 100.00	AA-	677,063
300	4.000%, 11/15/41	11/30 at 100.00	AA-	351,912
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
180	5.000%, 11/15/37	5/27 at 100.00	AA-	218,914
1,050	5.000%, 11/15/47	5/27 at 100.00	AA-	1,257,963
775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	A-	856,251
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500	4.125%, 11/01/36	11/25 at 100.00	A	549,820
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,134,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 500	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A	$561,330
250	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	BBB	298,755
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
500	5.000%, 7/01/34	7/25 at 100.00	BBB	569,145
435	5.000%, 7/01/35	7/25 at 100.00	BBB	494,417
875	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/01/37	2/27 at 100.00	BB+	933,371
7,140	Total Health Care			8,126,541
	Housing/Single Family – 3.1%
870	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A, 3.500%, 9/01/36	3/25 at 100.00	AA+	920,730
230	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2016C, 3.350%, 9/01/36	9/25 at 100.00	AA+	244,759
1,365	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	1,510,168
1,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.400%, 9/01/39	3/28 at 100.00	AA+	1,088,240
3,465	Total Housing/Single Family			3,763,897
	Long-Term Care – 3.6%
	Nebraska Educational, Health, Cultural and Social Services Finance Authority, Revenue Bonds, Immanuel Retirement Communities Obligated Group, Series 2019A:
3,500	4.000%, 1/01/44	1/26 at 102.00	AA	3,855,530
200	4.000%, 1/01/49	1/26 at 102.00	AA	218,860
220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23	No Opt. Call	A	245,298
3,920	Total Long-Term Care			4,319,688
	Tax Obligation/General – 33.2%
	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2019:
600	4.000%, 12/15/38	5/29 at 100.00	Aa3	710,664
975	4.000%, 12/15/44	5/29 at 100.00	Aa3	1,136,401
500	Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016, 3.000%, 12/15/36	4/26 at 100.00	AA-	533,465
1,500	Dodge County School District 1 Fremont, Nebraska, General Obligation Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40	12/29 at 100.00	A+	1,778,820
1,090	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, School Building Series 2019, 4.000%, 6/15/33	3/24 at 100.00	AA-	1,193,190
1,000	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016, 3.375%, 12/15/41	12/25 at 100.00	AA-	1,082,990

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,500	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2020B, 3.000%, 12/15/45	8/25 at 100.00	AA-	$1,582,155
1,500	Douglas County School District 1, Nebraska, General Obligation Bonds, Omaha Public Schools Series 2020, 3.000%, 12/15/43	1/30 at 100.00	AA	1,666,770
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2016, 4.000%, 12/15/36	12/25 at 100.00	AA-	887,775
1,000	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2018, 4.000%, 12/15/38	12/28 at 100.00	AA-	1,186,630
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	AA-	900,907
	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2020:
430	4.000%, 12/15/39	12/30 at 100.00	AA-	525,353
400	4.000%, 12/15/40	12/30 at 100.00	AA-	487,216
1,360	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Series 2020, 3.000%, 12/15/36	12/30 at 100.00	AA	1,580,796
	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2020:
3,240	5.000%, 1/15/30	No Opt. Call	AAA	4,414,079
1,000	3.000%, 1/15/43	7/30 at 100.00	AAA	1,106,550
1,200	Massachusetts State, General Obligation Bonds, Refunding Series 2020D, 4.000%, 11/01/41 (WI/DD, Settling 12/03/20)	11/30 at 100.00	Aa1	1,473,408
195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	246,026
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2017A, 4.000%, 4/15/33	4/27 at 100.00	AA+	586,210
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2018A, 4.000%, 1/15/37	1/27 at 100.00	AA+	576,780
1,000	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2019, 4.000%, 4/15/38	4/29 at 100.00	AA+	1,202,010
	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2020A:
380	4.000%, 4/15/31 (WI/DD, Settling 12/10/20)	4/30 at 100.00	AA+	481,806
540	3.000%, 4/15/39 (WI/DD, Settling 12/10/20)	4/30 at 100.00	AA+	601,803
500	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A, 5.000%, 1/15/33	1/27 at 100.00	AA+	622,185
1,000	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A, 4.000%, 1/15/40	1/29 at 100.00	AA+	1,182,670
	Omaha-Douglas Public Building Commission, Nebraska, General Obligation Bonds, Series 2020B:
1,000	3.000%, 5/01/36	5/29 at 100.00	AA+	1,115,400
1,280	4.000%, 5/01/43	5/29 at 100.00	AA+	1,521,216
	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Refunding Series 2020B:
750	4.000%, 12/01/35 (WI/DD, Settling 12/03/20)	12/30 at 100.00	Aa2	931,027
1,000	3.000%, 12/01/40 (WI/DD, Settling 12/03/20)	12/30 at 100.00	Aa2	1,111,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 750	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43	6/29 at 100.00	AA-	$877,380
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2019:
1,000	5.000%, 6/15/40	6/29 at 100.00	AA-	1,280,620
1,000	5.000%, 6/15/41	6/29 at 100.00	AA-	1,275,920
	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2017:
550	5.000%, 12/15/29	12/27 at 100.00	Aa3	694,227
500	5.000%, 12/15/35	12/27 at 100.00	Aa3	615,870
1,000	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40	12/30 at 100.00	Aa3	1,219,080
	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018:
215	5.000%, 12/15/30	6/28 at 100.00	Aa1	280,747
1,000	5.000%, 12/15/47	6/28 at 100.00	Aa1	1,234,650
33,455	Total Tax Obligation/General			39,904,676
	Tax Obligation/Limited – 4.3%
500	Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project, Series 2018, 4.000%, 9/15/27	9/23 at 100.00	A	544,185
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	273,422
430	Grand Island, Nebraska, Highway Alloactaion Fund Pledge Bonds, Series 2020, 3.000%, 11/15/30	11/25 at 100.00	Aa2	472,905
500	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Omaha Baseball Stadium Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	AA+	561,040
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
750	4.550%, 7/01/40	7/28 at 100.00	N/R	812,722
650	4.750%, 7/01/53	7/28 at 100.00	N/R	706,180
600	5.000%, 7/01/58	7/28 at 100.00	N/R	661,782
1,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	A1	1,132,230
4,695	Total Tax Obligation/Limited			5,164,466
	Transportation – 4.4%
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
500	6.000%, 10/01/34 – AGM Insured (AMT)	10/23 at 100.00	AA	550,785
165	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	178,553
70	Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%, 7/01/36 (AMT) (WI/DD, Settling 12/02/20)	7/30 at 100.00	Aa3	82,212
825	Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45	7/25 at 100.00	Aa1	906,717
	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A:
1,000	5.000%, 12/15/34 (AMT)	12/26 at 100.00	Aa3	1,189,880
1,000	5.000%, 12/15/36 (AMT)	12/26 at 100.00	Aa3	1,185,290

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	$ 1,229,350
4,560	Total Transportation			5,322,787
	U.S. Guaranteed – 13.3% (4)
500	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2017, 4.500%, 12/15/44 (Pre-refunded 1/31/22)	1/22 at 100.00	Aa3	524,800
	Colfax County School District 123 Schuyler Community Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
500	4.000%, 12/15/36 (Pre-refunded 5/22/24)	5/24 at 100.00	A1	563,300
500	4.000%, 12/15/39 (Pre-refunded 5/22/24)	5/24 at 100.00	A1	563,300
	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
1,000	4.000%, 11/01/37 (Pre-refunded 11/01/21)	11/21 at 100.00	A	1,032,990
2,800	5.000%, 11/01/42 (Pre-refunded 11/01/21)	11/21 at 100.00	A	2,917,908
2,460	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	AAA	2,582,680
	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2013A:
715	4.500%, 11/15/28 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	804,790
365	4.500%, 11/15/29 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	410,837
1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	AA	1,449,028
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 4.000%, 12/15/31 (Pre-refunded 6/15/22)	6/22 at 100.00	AA	529,285
750	Platte County School District 001, Columbus Public Schools, Nebraska, General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa2	874,470
500	Scotts Bluff County School District 16, Nebraska, General Obligation Bonds, Gering Public Schools Series 2017, 5.000%, 12/01/46 (Pre-refunded 5/30/22)	5/22 at 100.00	A1	535,560
600	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Refunding Series 2017A, 5.000%, 5/15/32 (Pre-refunded 11/15/27)	11/27 at 100.00	Aa1	790,026
1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2011, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1	1,052,010
1,125	University of Nebraska, Revenue Bonds, Refunding Omaha Student Health & Recreation Project Series 2016B, 3.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	Aa1	1,289,812
14,710	Total U.S. Guaranteed			15,920,796
	Utilities – 23.0%
800	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	838,328
465	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/37	No Opt. Call	A	658,793
2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	2,524,299

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Columbus, Nebraska, Combined Revenue Bonds, Refunding Series 2020:
$ 375	4.000%, 6/15/34	6/30 at 100.00	AA	$458,865
400	4.000%, 6/15/35	6/30 at 100.00	AA	488,464
1,500	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA-	1,545,315
	Grand Island, Nebraska, Combined Utilities Revenue Bonds, Refunding Series 2020A:
750	4.000%, 8/15/35 – AGM Insured	8/30 at 100.00	AA	923,295
800	4.000%, 8/15/37 – AGM Insured	8/30 at 100.00	AA	978,656
1,930	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	2,262,095
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	247,067
870	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%, 9/01/34	3/27 at 100.00	AA	1,082,524
435	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%, 9/01/33	3/30 at 100.00	AA	593,736
500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32	12/25 at 100.00	Aa2	549,790
110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	A+	116,345
1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A+	1,933,065
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2016A, 5.000%, 1/01/41	1/26 at 100.00	A+	1,767,360
500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2015C, 4.000%, 2/01/38	2/25 at 100.00	AA	561,180
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2016A, 4.000%, 2/01/38	2/26 at 100.00	AA	1,135,340
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,252,380
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2018A, 5.000%, 2/01/39	2/28 at 100.00	AA	1,262,690
320	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42	2/25 at 100.00	A+	340,592
1,500	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/39	4/29 at 100.00	AA	1,798,965
	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding Series 2020A:
440	4.000%, 4/01/38	4/30 at 100.00	AA	538,494
370	4.000%, 4/01/39	4/30 at 100.00	AA	450,934
300	4.000%, 4/01/40	4/30 at 100.00	AA	366,828
1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	1,166,880
1,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40	7/26 at 100.00	A2	1,803,090
23,800	Total Utilities			27,645,370
$ 101,430	Total Long-Term Investments (cost $109,579,053)			116,353,997
	Other Assets Less Liabilities – 3.1%			3,744,174
	Net Assets – 100%			$ 120,098,171

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Oregon Intermediate Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.3%
	MUNICIPAL BONDS – 96.3%
	Education and Civic Organizations – 4.9%
$ 2,500	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29	5/22 at 100.00	BBB	$2,565,475
1,095	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A, 5.000%, 5/01/30	5/25 at 100.00	BBB	1,200,120
	Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree Foundation, Inc Project, Series 2017:
350	5.000%, 3/01/23	No Opt. Call	BBB-	360,619
440	5.000%, 3/01/24	No Opt. Call	BBB-	457,600
405	5.000%, 3/01/25	No Opt. Call	BBB-	423,387
1,270	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,459,599
120	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.000%, 6/15/29, 144A	6/27 at 102.00	N/R	130,505
920	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 5.000%, 6/15/34, 144A	6/27 at 102.00	N/R	975,715
100	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	105,232
600	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.000%, 6/15/33	6/25 at 100.00	N/R	621,132
	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A:
795	5.000%, 7/01/30	7/27 at 100.00	Aa2	998,790
400	4.000%, 7/01/32	7/27 at 100.00	Aa2	471,904
	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A	511,506
700	5.000%, 4/01/30	4/25 at 100.00	A	792,792
210	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	12/20 at 100.00	A-	210,422
	Yamhill County, Oregon, Revenue Bonds, Linfield University Project, Refunding Series 2020A:
850	4.000%, 10/01/23	No Opt. Call	Baa2	896,529
1,000	5.000%, 10/01/35	10/30 at 100.00	Baa2	1,164,000
12,205	Total Education and Civic Organizations			13,345,327
	Health Care – 13.7%
1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	A-	1,108,909

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A:
$ 375	4.000%, 1/01/33	1/26 at 100.00	A+	$417,274
1,000	5.000%, 1/01/33	1/26 at 100.00	A+	1,174,550
	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2020A:
350	5.000%, 1/01/29	No Opt. Call	A+	451,980
715	4.000%, 1/01/34	1/31 at 100.00	A+	845,166
	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
265	5.000%, 9/01/28	9/26 at 100.00	A	315,726
730	5.000%, 9/01/29	9/26 at 100.00	A	865,057
200	5.000%, 9/01/30	9/26 at 100.00	A	236,344
600	5.000%, 9/01/31	9/26 at 100.00	A	704,826
270	5.000%, 9/01/32	9/26 at 100.00	A	315,846
500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	9/22 at 100.00	A	526,010
1,620	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2020A, 5.000%, 8/15/33	8/30 at 100.00	A+	2,120,013
1,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	A+	1,206,050
	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A:
690	5.000%, 11/15/25	5/24 at 100.00	AA-	787,000
4,155	4.125%, 11/15/32	5/24 at 100.00	AA-	4,474,395
1,815	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A, 5.000%, 10/01/23	No Opt. Call	AA-	2,040,949
600	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/30	No Opt. Call	BBB+	778,188
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
485	5.000%, 10/01/29	10/26 at 100.00	BBB+	578,687
1,325	5.000%, 10/01/30	10/26 at 100.00	BBB+	1,575,160
	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
925	5.000%, 7/01/25	7/22 at 100.00	AA-	992,100
1,195	5.000%, 7/01/26	7/22 at 100.00	AA-	1,280,192
4,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/33	7/26 at 100.00	AA-	4,831,760
	Oregon Health and Science University, Revenue Bonds, Series 2019A:
1,070	5.000%, 7/01/29	No Opt. Call	AA-	1,429,606
1,000	5.000%, 7/01/30	1/30 at 100.00	AA-	1,341,300
500	5.000%, 7/01/31	1/30 at 100.00	AA-	667,265

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 5.000%, 5/15/32	5/29 at 100.00	AA-	$2,575,000
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
1,355	5.000%, 5/15/29	5/26 at 100.00	AA-	1,639,956
560	5.000%, 5/15/30	5/26 at 100.00	AA-	674,901
1,000	5.000%, 5/15/31	5/26 at 100.00	AA-	1,201,310
31,335	Total Health Care			37,155,520
	Housing/Multifamily – 1.5%
	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
285	4.000%, 9/01/22	No Opt. Call	Aa2	301,316
195	4.000%, 9/01/23	3/23 at 100.00	Aa2	209,011
340	Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments, Refunding Series 2016, 4.000%, 7/15/29	7/26 at 100.00	Aa2	386,383
	Oregon Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27	7/22 at 100.00	AA	1,253,386
400	4.700%, 7/01/33	7/22 at 100.00	AA	421,896
1,000	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB-	1,046,640
40	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 4.250%, 7/01/21 (AMT)	12/20 at 100.00	Aaa	40,069
305	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (AMT)	12/20 at 100.00	Aa2	305,961
3,750	Total Housing/Multifamily			3,964,662
	Information Technology – 0.9%
2,375	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	2,499,972
	Long-Term Care – 4.0%
	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020A:
285	5.000%, 11/15/27	11/25 at 102.00	N/R	313,794
300	5.000%, 11/15/28	11/25 at 102.00	N/R	328,692
315	5.000%, 11/15/29	11/25 at 102.00	N/R	343,448
330	5.000%, 11/15/30	11/25 at 102.00	N/R	358,690

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A:
$ 525	4.000%, 5/15/24	No Opt. Call	N/R	$550,357
445	4.000%, 11/15/24	No Opt. Call	N/R	469,453
355	4.000%, 5/15/25	No Opt. Call	N/R	375,767
460	4.000%, 11/15/25	No Opt. Call	N/R	489,744
200	4.000%, 5/15/26	11/25 at 102.00	N/R	212,786
400	4.000%, 11/15/26	11/25 at 102.00	N/R	427,732
350	4.000%, 5/15/27	11/25 at 102.00	N/R	373,569
350	4.000%, 11/15/27	11/25 at 102.00	N/R	375,221
450	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013, 5.000%, 10/01/24	10/23 at 100.00	A-	484,776
1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	1,563,375
325	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	BBB	360,246
575	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	602,312
1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,068,330
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc, Refunding Series 2012:
235	5.000%, 5/15/22	No Opt. Call	BBB	241,263
550	5.750%, 5/15/27	5/22 at 100.00	BBB	579,216
1,150	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31	11/24 at 102.00	N/R	1,241,195
10,140	Total Long-Term Care			10,759,966
	Tax Obligation/General – 41.2%
1,365	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/26	No Opt. Call	AA+	1,712,515
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
350	5.000%, 6/15/26	No Opt. Call	AA+	438,669
2,835	5.000%, 6/15/27	No Opt. Call	AA+	3,652,699
280	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010, 5.000%, 2/01/21	No Opt. Call	Baa3	281,686
500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA	578,710
1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	1,280,543
200	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	244,192
1,640	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32	6/27 at 100.00	AA+	1,939,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	$1,509,425
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
1,000	5.000%, 6/15/30	6/27 at 100.00	AA+	1,267,900
2,000	5.000%, 6/15/33	6/27 at 100.00	AA+	2,504,840
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
585	5.000%, 6/15/31	6/28 at 100.00	Aa1	759,231
550	5.000%, 6/15/32	6/28 at 100.00	Aa1	710,171
1,500	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,907,325
325	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA	374,936
570	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33	6/28 at 100.00	AA+	737,472
	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2020A:
775	4.000%, 6/15/33	6/30 at 100.00	Aa1	975,485
560	4.000%, 6/15/34	6/30 at 100.00	Aa1	702,778
500	Clatsop County School District 1C Astoria, Oregon, General Obligation Bonds, Series 2019B, 5.000%, 6/15/30	6/29 at 100.00	Aa1	671,140
500	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/31	6/29 at 100.00	Aa2	669,380
450	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/33	6/27 at 100.00	Aa1	561,978
	Coos County School District 9 Coos Bay, Oregon, General Obligation Bonds, Series 2020:
185	5.000%, 6/15/31	6/30 at 100.00	AA+	252,085
430	5.000%, 6/15/33	6/30 at 100.00	AA+	577,705
765	5.000%, 6/15/34	6/30 at 100.00	AA+	1,024,809
1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	974,920
3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2008B, 0.000%, 6/15/22	No Opt. Call	Aa1	3,035,601
2,000	Greater Albany School District 8J, Linn & Benton Counties, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/32	6/27 at 100.00	AA+	2,522,040
2,825	Hood River County School District, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/29	6/26 at 100.00	AA+	3,312,990
	Jackson County School District 5 Ashland, Oregon, General Obligation Bonds, Series 2019:
2,120	5.000%, 6/15/31	6/29 at 100.00	AA+	2,832,002
2,260	5.000%, 6/15/32	6/29 at 100.00	AA+	2,991,042
1,620	5.000%, 6/15/33	6/29 at 100.00	AA+	2,133,313
1,250	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/15/28	6/25 at 100.00	AA+	1,501,925

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Jackson County School District 6, Central Point, Oregon, General Obligation Bonds, Series 2019A:
$ 1,675	4.000%, 6/15/34	6/29 at 100.00	Aa1	$2,041,239
1,700	4.000%, 6/15/35	6/29 at 100.00	Aa1	2,058,700
415	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	12/20 at 100.00	Aa3	416,573
1,200	Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith & Credit Series 2017, 4.000%, 12/01/31	12/27 at 100.00	AAA	1,439,640
2,000	Lane Community College, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/15/34	6/30 at 100.00	Aa1	2,503,780
1,105	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/35	6/29 at 100.00	Aa1	1,353,095
510	Lebanon Rural Fire Protection District, Linn County, Oregon, General Obligation Bonds, Series 2020, 4.000%, 6/15/33 – BAM Insured	6/27 at 100.00	AA	595,991
205	Linn and Marion Counties School District 129J Santiam Canyon, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/34	6/29 at 100.00	AA+	268,275
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
1,135	0.000%, 6/15/32 (4)	6/30 at 100.00	AA+	1,494,534
1,000	0.000%, 6/15/33 (4)	6/30 at 100.00	AA+	1,309,420
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Series 2018:
1,500	5.000%, 6/15/31	6/28 at 100.00	AA+	1,955,640
2,000	5.000%, 6/15/33	6/28 at 100.00	AA+	2,582,580
	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015:
1,000	5.000%, 6/15/27	6/25 at 100.00	Aa1	1,198,550
1,000	5.000%, 6/15/33	6/25 at 100.00	Aa1	1,183,750
1,000	Marion County School District 15 North Marion, Oregon, General Obligation Bonds, Series 2018B, 5.000%, 6/15/31	6/28 at 100.00	AA+	1,301,210
2,500	Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34	6/30 at 100.00	AAA	3,142,850
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A:
1,500	5.000%, 6/15/29	6/25 at 100.00	Aa1	1,801,560
2,250	5.000%, 6/15/30	6/25 at 100.00	Aa1	2,693,385
1,190	Nestucca Valley School District 101, Tillamook & Yamhill Counties, Oregon, General Obligation Bonds, Series 2018B Current Interest, 5.000%, 6/15/29	6/28 at 100.00	AA+	1,564,624
	Oregon City, Oregon, General Obligation Bonds, Series 2018:
350	5.000%, 6/01/30	6/28 at 100.00	AA+	457,233
765	5.000%, 6/01/31	6/28 at 100.00	AA+	991,241
	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B:
560	5.000%, 1/01/21 (AMT)	No Opt. Call	AA+	562,117
25	5.000%, 1/01/23 (AMT)	1/21 at 100.00	AA+	25,093

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,255	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Refunding Series 2016G, 5.000%, 11/01/29	5/26 at 100.00	AA+	$2,783,031
	Pacific Communities Health District, Oregon, General Obligation Bonds, Series 2016:
325	5.000%, 6/01/27	6/26 at 100.00	A1	400,878
350	5.000%, 6/01/28	6/26 at 100.00	A1	428,956
750	5.000%, 6/01/29	6/26 at 100.00	A1	915,127
1,000	5.000%, 6/01/30	6/26 at 100.00	A1	1,214,780
770	5.000%, 6/01/31	6/26 at 100.00	A1	931,708
1,210	Phoenix-Talent School District 4, Jackson County, Oregon, General Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32	6/28 at 100.00	AA+	1,558,311
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
225	3.750%, 6/15/28	No Opt. Call	N/R	248,776
180	4.000%, 6/15/33	6/28 at 100.00	N/R	202,910
900	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29	6/26 at 100.00	AA+	1,115,739
	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2018:
1,500	5.000%, 6/15/29	6/26 at 100.00	AA+	1,859,565
1,000	5.000%, 6/15/30	6/26 at 100.00	AA+	1,234,180
2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aaa	2,592,756
340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	Aa3	359,043
350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	Aa3	406,157
630	Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1, 5.000%, 6/01/36	12/28 at 100.00	Aa3	805,587
500	Rogue Community College District, Jackson and Jospehine Counties, Oregon, General Obligation Bonds, Jackson County Service Area, Series 2016B, 4.000%, 6/15/31	6/26 at 100.00	Aa1	577,290
800	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	795,648
	Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017:
245	0.000%, 6/15/27 (4)	No Opt. Call	AA+	278,185
340	0.000%, 6/15/29 (4)	6/27 at 100.00	AA+	380,919
315	0.000%, 6/15/31 (4)	6/27 at 100.00	AA+	349,653
1,000	Umatilla County School District R61Stanfield, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/34	6/29 at 100.00	AA+	1,223,170
1,250	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,589,437
965	Washington County School District 15, Forest Grove, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	937,401
1,320	Washington County, Oregon, General Obligation Bonds, Full Faith & Credit Obligation Series 2016B, 4.000%, 3/01/31	3/26 at 100.00	Aaa	1,515,862

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017:
$ 990	5.000%, 6/15/31	6/27 at 100.00	Aa1	$1,254,053
3,750	5.000%, 6/15/32	6/27 at 100.00	Aa1	4,728,825
1,000	Washington, Clackamas and Yamhill Counties School District 88J Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,271,550
	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016:
1,000	4.000%, 6/15/31	6/26 at 100.00	AA+	1,158,080
1,000	4.000%, 6/15/32	6/26 at 100.00	AA+	1,153,510
195	Yamhill County School District 8 Dayton, Oregon, General Obligation Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33	6/29 at 100.00	AA+	256,788
91,620	Total Tax Obligation/General			112,108,402
	Tax Obligation/Limited – 7.9%
	Beaverton, Oregon, Special Revenue Bonds, Series 2020A:
300	5.000%, 6/01/32	6/30 at 100.00	Aa3	403,062
400	5.000%, 6/01/34	6/30 at 100.00	Aa3	532,408
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,260	5.000%, 11/15/28	11/25 at 100.00	BB	2,588,310
500	5.000%, 11/15/29	11/25 at 100.00	BB	570,705
750	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	Aa3	942,765
1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Subordinate Lien Series 2020A, 5.000%, 11/15/35	11/30 at 100.00	AA+	1,365,430
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	Aa3	1,071,090
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
350	0.000%, 7/01/29	7/28 at 98.64	N/R	291,655
2,134	0.000%, 7/01/31	7/28 at 91.88	N/R	1,631,891
1,906	0.000%, 7/01/33	7/28 at 86.06	N/R	1,345,483
605	4.500%, 7/01/34	7/25 at 100.00	N/R	648,639
1,600	Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds, Series 2018, 5.000%, 12/15/30	6/28 at 100.00	A3	2,034,320
1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27	No Opt. Call	A	1,284,640
	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000	5.000%, 10/01/31	4/28 at 100.00	A	1,260,060
750	4.000%, 10/01/33	4/28 at 100.00	A	870,292

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Refunding Senior Lien Series 2016A:
$ 1,000	4.000%, 9/01/31	9/26 at 100.00	AAA	$1,169,140
655	4.000%, 9/01/32	9/26 at 100.00	AAA	762,499
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
1,000	5.000%, 9/01/30	9/27 at 100.00	AAA	1,282,870
855	5.000%, 9/01/31	9/27 at 100.00	AAA	1,092,519
340	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2019A, 5.000%, 9/01/34	9/29 at 100.00	AAA	453,914
19,405	Total Tax Obligation/Limited			21,601,692
	Transportation – 4.5%
	Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
395	5.000%, 12/01/30 – AGM Insured	6/26 at 100.00	AA	469,612
430	5.000%, 12/01/31 – AGM Insured	6/26 at 100.00	AA	509,275
380	5.000%, 12/01/33 – AGM Insured	6/26 at 100.00	AA	446,960
350	4.000%, 12/01/34 – AGM Insured	6/26 at 100.00	AA	389,025
500	Port of Portland, Oregon, International Airport Revenue Bonds, Refunding Series 2020-26C, 5.000%, 7/01/28 (AMT)	No Opt. Call	A+	634,280
1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (AMT)	7/21 at 100.00	A+	1,056,286
1,250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	A+	1,479,987
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2019-25B:
150	5.000%, 7/01/31 (AMT)	7/29 at 100.00	A+	190,105
1,850	5.000%, 7/01/33 (AMT)	7/29 at 100.00	A+	2,311,556
2,500	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2020-27A, 5.000%, 7/01/33 (AMT)	7/30 at 100.00	A+	3,185,200
1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A	1,536,855
10,335	Total Transportation			12,209,141
	U.S. Guaranteed – 8.7% (5)
1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27 (Pre-refunded 6/15/24)	6/24 at 100.00	AA+	1,290,518
2,000	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/30 (Pre-refunded 6/15/25)	6/25 at 100.00	AA+	2,426,220
1,135	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28 (Pre-refunded 6/15/24)	6/24 at 100.00	AA+	1,325,555
255	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	AA	296,374
525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 100.00	AA+	563,797

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,635	Lake County School District 52 Bethel, Oregon, General Obligation Bonds, Series 2013B, 5.000%, 6/15/33 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	$1,909,500
300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24 (Pre-refunded 6/15/23)	6/23 at 100.00	Aa1	335,922
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980	5.000%, 11/15/26 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,349,686
1,000	5.000%, 11/15/27 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	1,186,710
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000	5.000%, 11/15/27 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,373,420
2,500	5.000%, 11/15/28 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,966,775
75	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B, 5.000%, 1/01/23 (Pre-refunded 1/01/21) (AMT)	1/21 at 100.00	N/R	75,282
	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012:
1,435	5.000%, 8/01/26 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	1,548,609
1,915	5.000%, 8/01/30 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	2,066,611
1,715	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/26 (Pre-refunded 10/01/21)	10/21 at 100.00	A	1,782,983
1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	1,261,321
20,655	Total U.S. Guaranteed			23,759,283
	Utilities – 9.0%
1,295	Albany, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 8/01/25	8/23 at 100.00	Aa3	1,450,983
1,035	Bend, Oregon, Sewer Revenue Bonds, Series 2020, 5.000%, 5/01/33	5/30 at 100.00	AA	1,402,311
	Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016:
500	3.500%, 12/01/29	12/25 at 100.00	AA-	559,435
350	5.000%, 12/01/33	12/25 at 100.00	AA-	422,447
350	5.000%, 12/01/34	12/25 at 100.00	AA-	422,065
270	Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016, 5.000%, 11/01/33	5/25 at 100.00	AA-	320,266
500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	545,215
	Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A:
250	4.000%, 8/01/32	8/30 at 100.00	Aa2	315,185
650	4.000%, 8/01/33	8/30 at 100.00	Aa2	815,093
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
1,065	5.000%, 7/01/28	7/26 at 100.00	A-	1,265,561
1,120	5.000%, 7/01/29	7/26 at 100.00	A-	1,323,952
1,180	5.000%, 7/01/30	7/26 at 100.00	A-	1,389,249
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	258,820
2,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding Second Lien Series 2019A, 5.000%, 3/01/32	9/29 at 100.00	AA	2,687,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,880	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2018A, 4.500%, 5/01/30	5/26 at 100.00	AA	$2,255,680
2,500	Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series 2016A, 4.000%, 4/01/33	4/26 at 100.00	Aa1	2,861,850
3,000	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2019A, 5.000%, 5/01/34	11/29 at 100.00	Aa2	3,995,520
	Redmond, Oregon, Water Revenue Bonds, Series 2010:
450	4.500%, 6/01/25	12/20 at 100.00	Aa3	450,968
5	4.500%, 6/01/30	12/20 at 100.00	Aa3	5,011
1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA	1,082,660
525	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33, 144A	5/29 at 100.00	A3	648,653
20,175	Total Utilities			24,477,984
$ 221,995	Total Long-Term Investments (cost $243,406,520)			261,881,949
	Other Assets Less Liabilities – 3.7%			10,110,863
	Net Assets – 100%			$ 271,992,812
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2020
(Unaudited)
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Assets
Long-term investments, at value (cost $407,662,091, $611,422,639, $109,579,053 and $243,406,520, respectively)	$431,720,974	$649,491,173	$116,353,997	$261,881,949
Short-term investments, at value (cost approximates value)	6,130,000	21,280,000	—	—
Cash	—	—	7,141,143	4,897,104
Receivable for:
Interest	4,917,260	7,546,890	1,408,951	3,287,158
Investments sold	4,897,970	5,211,909	—	20,000
Shares sold	176,509	1,694,756	37,305	2,425,703
Other assets	29,945	28,516	20,007	9,038
Total assets	447,872,658	685,253,244	124,961,403	272,520,952
Liabilities
Cash overdraft	364,469	1,122,788	—	—
Payable for:
Dividends	352,137	269,321	21,418	225,339
Investments purchased - when-issued/delayed-delivery settlement	2,161,375	3,223,647	4,643,315	—
Shares redeemed	211,898	616,484	85,367	99,695
Accrued expenses:
Directors fees	20,285	16,480	357	867
Management fees	185,701	272,393	51,615	114,239
Shareholder servicing agent fees	45,440	74,360	12,384	32,066
12b-1 distribution and service fees	34,678	73,709	12,587	10,709
Other	60,828	69,747	36,189	45,225
Total liabilities	3,436,811	5,738,929	4,863,232	528,140
Net assets	$444,435,847	$679,514,315	$120,098,171	$271,992,812

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited) (continued)
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Class A Shares
Net assets	$127,002,744	$261,858,226	$ 56,183,994	$ 30,300,769
Shares outstanding	11,911,778	21,671,266	5,039,929	2,822,994
Net asset value ("NAV") per share	$ 10.66	$ 12.08	$ 11.15	$ 10.73
Offering price per share (NAV per share plus maximum sales charge of 3.00%, 4.20%, 4.20% and 3.00%, respectively, of offering price)	$ 10.99	$ 12.61	$ 11.64	$ 11.06
Class C Shares
Net assets	$ 14,108,506	$ 33,917,199	$ 3,045,581	$ 4,716,110
Shares outstanding	1,331,711	2,809,729	273,761	441,779
NAV and offering price per share	$ 10.59	$ 12.07	$ 11.12	$ 10.68
Class C1 Shares
Net assets	$ 24,964	$ 270,974	$ 94,786	$ —
Shares outstanding	2,334	22,526	8,558	—
NAV and offering price per share	$ 10.70	$ 12.03	$ 11.08	$ —
Class C2 Shares
Net assets	$ 3,725,248	$ 4,876,884	$ 1,509,729	$ 3,138,302
Shares outstanding	350,450	403,276	135,283	292,821
NAV and offering price per share	$ 10.63	$ 12.09	$ 11.16	$ 10.72
Class I Shares
Net assets	$299,574,385	$378,591,032	$ 59,264,081	$233,837,631
Shares outstanding	28,228,177	31,371,224	5,306,103	21,738,893
NAV and offering price per share	$ 10.61	$ 12.07	$ 11.17	$ 10.76
Fund level net assets consist of:
Capital paid-in	$423,827,408	$655,272,670	$115,840,675	$257,260,596
Total distributable earnings	20,608,439	24,241,645	4,257,496	14,732,216
Fund level net assets	$444,435,847	$679,514,315	$120,098,171	$271,992,812
Authorized shares - per class	2 billion	2 billion	2 billion	2 billion
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2020
(Unaudited)
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Investment Income	$ 6,396,438	$ 9,859,943	$1,535,950	$3,345,900
Expenses
Management fees	1,105,622	1,587,188	282,046	677,706
12b-1 service fees - Class A Shares	122,568	253,087	50,814	28,159
12b-1 distribution and service fees - Class C Shares	68,980	169,819	15,042	22,741
12b-1 distribution and service fees - Class C1 Shares	779	2,470	477	—
12b-1 distribution and service fees - Class C2 Shares	15,564	19,801	5,809	12,266
Shareholder servicing agent fees	64,285	114,132	20,364	47,342
Custodian fees	34,210	41,514	16,677	16,574
Professional fees	30,978	38,166	18,815	24,897
Directors fees	6,183	9,123	1,523	3,701
Shareholder reporting expenses	13,047	20,434	6,968	8,082
Federal and state registration fees	15,623	23,168	21,141	12,325
Other	8,600	10,327	3,200	6,170
Total expenses before fee waiver/expense reimbursement	1,486,439	2,289,229	442,876	859,963
Fee waiver/expense reimbursement	—	—	(8,765)	—
Net expenses	1,486,439	2,289,229	434,111	859,963
Net investment income (loss)	4,909,999	7,570,714	1,101,839	2,485,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	11,529	(179,980)	(83,444)	(12,371)
Change in net unrealized appreciation (depreciation) of investments	7,286,193	15,985,909	1,832,158	3,081,046
Net realized and unrealized gain (loss)	7,297,722	15,805,929	1,748,714	3,068,675
Net increase (decrease) in net assets from operations	$12,207,721	$23,376,643	$2,850,553	$5,554,612
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	Minnesota Intermediate		Minnesota
	Six Months Ended 11/30/20	Year Ended 5/31/20	Six Months Ended 11/30/20	Year Ended 5/31/20
Operations
Net investment income (loss)	$ 4,909,999	$ 9,850,670	$ 7,570,714	$ 14,220,894
Net realized gain (loss) from investments	11,529	(295,870)	(179,980)	(1,995,865)
Change in net unrealized appreciation (depreciation) of investments	7,286,193	307,031	15,985,909	(1,189,213)
Net increase (decrease) in net assets from operations	12,207,721	9,861,831	23,376,643	11,035,816
Distributions to Shareholders
Dividends:
Class A Shares	(1,334,729)	(2,788,535)	(2,987,053)	(6,328,270)
Class C Shares	(96,478)	(234,821)	(265,887)	(630,301)
Class C1 Shares	(2,077)	(22,705)	(7,448)	(63,940)
Class C2 Shares	(33,677)	(92,782)	(47,910)	(141,208)
Class I Shares	(3,422,242)	(7,431,628)	(4,442,233)	(8,145,739)
Decrease in net assets from distributions to shareholders	(4,889,203)	(10,570,471)	(7,750,531)	(15,309,458)
Fund Share Transactions
Proceeds from sale of shares	51,417,935	104,638,783	103,724,346	238,724,410
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,785,449	5,901,192	6,214,842	12,513,877
	54,203,384	110,539,975	109,939,188	251,238,287
Cost of shares redeemed	(23,638,408)	(67,330,828)	(37,549,576)	(102,046,128)
Net increase (decrease) in net assets from Fund share transactions	30,564,976	43,209,147	72,389,612	149,192,159
Net increase (decrease) in net assets	37,883,494	42,500,507	88,015,724	144,918,517
Net assets at the beginning of period	406,552,353	364,051,846	591,498,591	446,580,074
Net assets at the end of period	$444,435,847	$406,552,353	$679,514,315	$ 591,498,591

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	Nebraska		Oregon Intermediate
	Six Months Ended 11/30/20	Year Ended 5/31/20	Six Months Ended 11/30/20	Year Ended 5/31/20
Operations
Net investment income (loss)	$ 1,101,839	$ 2,091,156	$ 2,485,937	$ 5,193,920
Net realized gain (loss) from investments	(83,444)	(16,865)	(12,371)	(162,994)
Change in net unrealized appreciation (depreciation) of investments	1,832,158	1,645,500	3,081,046	4,813,363
Net increase (decrease) in net assets from operations	2,850,553	3,719,791	5,554,612	9,844,289
Distributions to Shareholders
Dividends:
Class A Shares	(511,594)	(988,722)	(275,459)	(549,397)
Class C Shares	(18,170)	(44,042)	(25,947)	(46,707)
Class C1 Shares	(1,168)	(12,952)	—	—
Class C2 Shares	(11,459)	(35,189)	(22,906)	(53,979)
Class I Shares	(586,204)	(1,154,325)	(2,371,063)	(4,557,356)
Decrease in net assets from distributions to shareholders	(1,128,595)	(2,235,230)	(2,695,375)	(5,207,439)
Fund Share Transactions
Proceeds from sale of shares	21,264,579	33,338,632	39,687,583	54,118,842
Proceeds from shares issued to shareholders due to reinvestment of distributions	996,333	1,914,053	1,374,445	2,540,909
	22,260,912	35,252,685	41,062,028	56,659,751
Cost of shares redeemed	(3,245,103)	(14,962,151)	(15,443,108)	(54,028,611)
Net increase (decrease) in net assets from Fund share transactions	19,015,809	20,290,534	25,618,920	2,631,140
Net increase (decrease) in net assets	20,737,767	21,775,095	28,478,157	7,267,990
Net assets at the beginning of period	99,360,404	77,585,309	243,514,655	236,246,665
Net assets at the end of period	$120,098,171	$ 99,360,404	$271,992,812	$243,514,655
See accompanying notes to financial statements.

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Financial Highlights
(Unaudited)
Minnesota Intermediate
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (02/94)
2021(d)	$10.48	$0.12	$ 0.18	$ 0.30	$(0.12)	$ —	$(0.12)	$10.66
2020	10.49	0.26	0.01	0.27	(0.28)	—	(0.28)	10.48
2019	10.26	0.29	0.23	0.52	(0.29)	—	(0.29)	10.49
2018	10.46	0.29	(0.20)	0.09	(0.29)	—	(0.29)	10.26
2017	10.66	0.29	(0.20)	0.09	(0.29)	—	(0.29)	10.46
2016	10.43	0.30	0.23	0.53	(0.30)	—	(0.30)	10.66
Class C (02/14)
2021(d)	10.41	0.07	0.18	0.25	(0.07)	—	(0.07)	10.59
2020	10.43	0.17	—	0.17	(0.19)	—	(0.19)	10.41
2019	10.19	0.20	0.24	0.44	(0.20)	—	(0.20)	10.43
2018	10.39	0.20	(0.19)	0.01	(0.21)	—	(0.21)	10.19
2017	10.60	0.21	(0.21)	—	(0.21)	—	(0.21)	10.39
2016	10.37	0.21	0.24	0.45	(0.22)	—	(0.22)	10.60
Class C1 (10/09)
2021(d)	10.52	0.09	0.18	0.27	(0.09)	—	(0.09)	10.70
2020	10.53	0.21	0.01	0.22	(0.23)	—	(0.23)	10.52
2019	10.29	0.24	0.24	0.48	(0.24)	—	(0.24)	10.53
2018	10.49	0.24	(0.19)	0.05	(0.25)	—	(0.25)	10.29
2017	10.69	0.25	(0.21)	0.04	(0.24)	—	(0.24)	10.49
2016	10.46	0.25	0.23	0.48	(0.25)	—	(0.25)	10.69
Class C2 (01/11)
2021(d)	10.45	0.09	0.18	0.27	(0.09)	—	(0.09)	10.63
2020	10.46	0.20	0.01	0.21	(0.22)	—	(0.22)	10.45
2019	10.22	0.23	0.24	0.47	(0.23)	—	(0.23)	10.46
2018	10.42	0.23	(0.20)	0.03	(0.23)	—	(0.23)	10.22
2017	10.62	0.23	(0.20)	0.03	(0.23)	—	(0.23)	10.42
2016	10.39	0.24	0.23	0.47	(0.24)	—	(0.24)	10.62
Class I (02/94)
2021(d)	10.43	0.13	0.18	0.31	(0.13)	—	(0.13)	10.61
2020	10.44	0.28	0.01	0.29	(0.30)	—	(0.30)	10.43
2019	10.20	0.30	0.25	0.55	(0.31)	—	(0.31)	10.44
2018	10.40	0.31	(0.20)	0.11	(0.31)	—	(0.31)	10.20
2017	10.60	0.31	(0.20)	0.11	(0.31)	—	(0.31)	10.40
2016	10.37	0.32	0.23	0.55	(0.32)	—	(0.32)	10.60

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

2.83%	$127,003	0.79%*	2.17%*	3%
2.57	115,325	0.80	2.43	12
5.15	93,956	0.81	2.79	20
0.92	95,506	0.81	2.78	21
0.88	90,431	0.81	2.79	16
5.15	92,835	0.82	2.81	11

2.45	14,109	1.59*	1.38*	3
1.67	13,064	1.60	1.64	12
4.42	12,274	1.61	1.99	20
0.10	14,453	1.61	1.98	21
(0.02)	13,522	1.61	2.00	16
4.34	12,184	1.61	1.99	11

2.59	25	1.25*	1.72*	3
2.10	581	1.25	2.01	12
4.75	1,351	1.26	2.34	20
0.45	1,797	1.26	2.33	21
0.42	2,118	1.26	2.34	16
4.66	2,386	1.27	2.36	11

2.55	3,725	1.34*	1.63*	3
2.00	4,313	1.35	1.90	12
4.66	4,618	1.36	2.24	20
0.33	5,251	1.37	2.23	21
0.30	5,937	1.36	2.25	16
4.57	6,626	1.37	2.27	11

2.94	299,574	0.59*	2.38*	3
2.76	273,269	0.60	2.64	12
5.47	251,853	0.61	2.99	20
1.09	257,288	0.61	2.98	21
1.06	226,491	0.61	2.99	16
5.36	227,359	0.62	3.01	11
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	For the six months ended November 30, 2020.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Minnesota
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (07/88)
2021(d)	$11.78	$0.14	$ 0.30	$0.44	$(0.14)	$ —	$(0.14)	$12.08
2020	11.84	0.32	(0.04)	0.28	(0.34)	—	(0.34)	11.78
2019	11.56	0.36	0.27	0.63	(0.35)	—	(0.35)	11.84
2018	11.74	0.36	(0.17)	0.19	(0.37)	—	(0.37)	11.56
2017	12.00	0.37	(0.26)	0.11	(0.37)	—	(0.37)	11.74
2016	11.68	0.40	0.34	0.74	(0.42)	—	(0.42)	12.00
Class C (02/14)
2021(d)	11.77	0.09	0.30	0.39	(0.09)	—	(0.09)	12.07
2020	11.83	0.22	(0.03)	0.19	(0.25)	—	(0.25)	11.77
2019	11.55	0.27	0.27	0.54	(0.26)	—	(0.26)	11.83
2018	11.73	0.27	(0.17)	0.10	(0.28)	—	(0.28)	11.55
2017	11.98	0.27	(0.25)	0.02	(0.27)	—	(0.27)	11.73
2016	11.68	0.31	0.32	0.63	(0.33)	—	(0.33)	11.98
Class C1 (02/99)
2021(d)	11.73	0.11	0.31	0.42	(0.12)	—	(0.12)	12.03
2020	11.79	0.27	(0.04)	0.23	(0.29)	—	(0.29)	11.73
2019	11.51	0.31	0.27	0.58	(0.30)	—	(0.30)	11.79
2018	11.69	0.31	(0.17)	0.14	(0.32)	—	(0.32)	11.51
2017	11.95	0.31	(0.26)	0.05	(0.31)	—	(0.31)	11.69
2016	11.64	0.35	0.33	0.68	(0.37)	—	(0.37)	11.95
Class C2 (01/11)
2021(d)	11.79	0.11	0.30	0.41	(0.11)	—	(0.11)	12.09
2020	11.85	0.26	(0.04)	0.22	(0.28)	—	(0.28)	11.79
2019	11.57	0.30	0.27	0.57	(0.29)	—	(0.29)	11.85
2018	11.75	0.30	(0.17)	0.13	(0.31)	—	(0.31)	11.57
2017	12.00	0.30	(0.25)	0.05	(0.30)	—	(0.30)	11.75
2016	11.69	0.34	0.33	0.67	(0.36)	—	(0.36)	12.00
Class I (08/97)
2021(d)	11.77	0.15	0.30	0.45	(0.15)	—	(0.15)	12.07
2020	11.83	0.34	(0.03)	0.31	(0.37)	—	(0.37)	11.77
2019	11.55	0.39	0.27	0.66	(0.38)	—	(0.38)	11.83
2018	11.73	0.39	(0.17)	0.22	(0.40)	—	(0.40)	11.55
2017	11.99	0.39	(0.26)	0.13	(0.39)	—	(0.39)	11.73
2016	11.68	0.43	0.33	0.76	(0.45)	—	(0.45)	11.99

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

3.77%	$261,858	0.78%*	2.31%*	4%
2.40	236,237	0.79	2.67	13
5.61	193,379	0.80	3.17	25
1.65	165,020	0.81	3.11	22
0.92	152,704	0.81	3.11	22
6.48	152,744	0.82	3.43	6

3.36	33,917	1.58*	1.51*	4
1.58	33,110	1.59	1.88	13
4.77	28,496	1.60	2.36	25
0.82	29,110	1.61	2.30	22
0.19	28,195	1.61	2.32	22
5.50	20,608	1.62	2.59	6

3.55	271	1.23*	1.88*	4
1.95	1,455	1.24	2.26	13
5.14	3,333	1.25	2.69	25
1.19	10,201	1.26	2.65	22
0.46	11,562	1.26	2.67	22
5.93	13,015	1.28	2.99	6

3.48	4,877	1.33*	1.76*	4
1.83	5,423	1.34	2.14	13
5.01	6,458	1.35	2.62	25
1.08	6,615	1.36	2.55	22
0.45	8,106	1.36	2.57	22
5.81	9,442	1.38	2.90	6

3.87	378,591	0.58*	2.50*	4
2.61	315,275	0.59	2.87	13
5.84	214,913	0.60	3.36	25
1.86	178,434	0.61	3.31	22
1.13	152,558	0.61	3.31	22
6.61	131,019	0.62	3.62	6

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	For the six months ended November 30, 2020.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Nebraska
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (02/01)
2021(e)	$10.98	$0.11	$ 0.17	$ 0.28	$(0.11)	$ —	$(0.11)	$11.15
2020	10.77	0.25	0.23	0.48	(0.27)	—	(0.27)	10.98
2019	10.55	0.28	0.23	0.51	(0.29)	—	(0.29)	10.77
2018	10.77	0.31	(0.21)	0.10	(0.32)	—	(0.32)	10.55
2017	11.09	0.34	(0.31)	0.03	(0.35)	—	(0.35)	10.77
2016	10.77	0.35	0.30	0.65	(0.33)	—	(0.33)	11.09
Class C (02/14)
2021(e)	10.95	0.06	0.18	0.24	(0.07)	—	(0.07)	11.12
2020	10.75	0.16	0.22	0.38	(0.18)	—	(0.18)	10.95
2019	10.52	0.20	0.23	0.43	(0.20)	—	(0.20)	10.75
2018	10.74	0.22	(0.21)	0.01	(0.23)	—	(0.23)	10.52
2017	11.06	0.25	(0.31)	(0.06)	(0.26)	—	(0.26)	10.74
2016	10.74	0.26	0.30	0.56	(0.24)	—	(0.24)	11.06
Class C1 (02/01)
2021(e)	10.90	0.08	0.19	0.27	(0.09)	—	(0.09)	11.08
2020	10.70	0.21	0.21	0.42	(0.22)	—	(0.22)	10.90
2019	10.48	0.23	0.23	0.46	(0.24)	—	(0.24)	10.70
2018	10.69	0.26	(0.20)	0.06	(0.27)	—	(0.27)	10.48
2017	11.01	0.29	(0.31)	(0.02)	(0.30)	—	(0.30)	10.69
2016	10.69	0.30	0.29	0.59	(0.27)	—	(0.27)	11.01
Class C2 (01/11)
2021(e)	10.99	0.08	0.17	0.25	(0.08)	—	(0.08)	11.16
2020	10.78	0.19	0.23	0.42	(0.21)	—	(0.21)	10.99
2019	10.56	0.23	0.22	0.45	(0.23)	—	(0.23)	10.78
2018	10.77	0.25	(0.20)	0.05	(0.26)	—	(0.26)	10.56
2017	11.10	0.28	(0.32)	(0.04)	(0.29)	—	(0.29)	10.77
2016	10.78	0.29	0.30	0.59	(0.27)	—	(0.27)	11.10
Class I (02/01)
2021(e)	11.00	0.12	0.17	0.29	(0.12)	—	(0.12)	11.17
2020	10.79	0.27	0.23	0.50	(0.29)	—	(0.29)	11.00
2019	10.56	0.30	0.24	0.54	(0.31)	—	(0.31)	10.79
2018	10.78	0.33	(0.21)	0.12	(0.34)	—	(0.34)	10.56
2017	11.10	0.36	(0.31)	0.05	(0.37)	—	(0.37)	10.78
2016	10.78	0.37	0.29	0.66	(0.34)	—	(0.34)	11.10

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

2.58%	$56,184	0.89%*	1.95%*	0.87%*	1.97%*	2%
4.50	47,070	0.89	2.29	0.88	2.31	12
4.94	33,183	0.91	2.68	0.88	2.70	20
0.98	32,036	0.92	2.84	0.88	2.88	12
0.32	26,201	0.93	3.08	0.89	3.13	11
6.08	26,461	0.91	3.17	0.89	3.19	8

2.17	3,046	1.69*	1.16*	1.67*	1.17*	2
3.58	2,833	1.69	1.50	1.68	1.51	12
4.19	2,488	1.71	1.88	1.68	1.91	20
0.13	2,972	1.72	2.04	1.68	2.08	12
(0.51)	2,966	1.73	2.28	1.69	2.33	11
5.23	2,552	1.71	2.33	1.69	2.36	8

2.45	95	1.34*	1.52*	1.32*	1.54*	2
3.97	317	1.34	1.91	1.33	1.92	12
4.44	1,087	1.36	2.23	1.33	2.25	20
0.57	2,077	1.37	2.40	1.33	2.44	12
(0.18)	2,339	1.38	2.63	1.34	2.68	11
5.60	2,805	1.37	2.72	1.34	2.75	8

2.30	1,510	1.44*	1.41*	1.42*	1.43*	2
3.93	1,641	1.44	1.77	1.43	1.79	12
4.34	2,088	1.46	2.13	1.43	2.16	20
0.50	3,196	1.47	2.30	1.43	2.34	12
(0.35)	3,549	1.48	2.54	1.44	2.58	11
5.50	3,885	1.47	2.62	1.44	2.65	8

2.69	59,264	0.69*	2.15*	0.67*	2.17*	2
4.71	47,500	0.69	2.50	0.68	2.51	12
5.21	38,739	0.71	2.87	0.68	2.90	20
1.15	33,831	0.72	3.04	0.68	3.07	12
0.48	28,202	0.73	3.28	0.69	3.33	11
6.25	27,439	0.71	3.37	0.69	3.39	8

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2020.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Oregon Intermediate
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (02/99)
2021(d)	$10.61	$0.09	$ 0.14	$ 0.23	$(0.11)	$ —	$(0.11)	$10.73
2020	10.40	0.21	0.21	0.42	(0.21)	—	(0.21)	10.61
2019	10.08	0.22	0.31	0.53	(0.21)	—	(0.21)	10.40
2018	10.32	0.22	(0.23)	(0.01)	(0.23)	—	(0.23)	10.08
2017	10.49	0.23	(0.17)	0.06	(0.23)	—	(0.23)	10.32
2016	10.30	0.26	0.20	0.46	(0.27)	—	(0.27)	10.49
Class C (02/14)
2021(d)	10.55	0.05	0.14	0.19	(0.06)	—	(0.06)	10.68
2020	10.34	0.12	0.22	0.34	(0.13)	—	(0.13)	10.55
2019	10.02	0.14	0.31	0.45	(0.13)	—	(0.13)	10.34
2018	10.26	0.14	(0.24)	(0.10)	(0.14)	—	(0.14)	10.02
2017	10.43	0.15	(0.17)	(0.02)	(0.15)	—	(0.15)	10.26
2016	10.24	0.17	0.21	0.38	(0.19)	—	(0.19)	10.43
Class C2 (01/11)
2021(d)	10.60	0.07	0.13	0.20	(0.08)	—	(0.08)	10.72
2020	10.38	0.15	0.22	0.37	(0.15)	—	(0.15)	10.60
2019	10.06	0.16	0.31	0.47	(0.15)	—	(0.15)	10.38
2018	10.30	0.16	(0.23)	(0.07)	(0.17)	—	(0.17)	10.06
2017	10.46	0.17	(0.16)	0.01	(0.17)	—	(0.17)	10.30
2016	10.27	0.20	0.20	0.40	(0.21)	—	(0.21)	10.46
Class I (08/97)
2021(d)	10.63	0.11	0.13	0.24	(0.11)	—	(0.11)	10.76
2020	10.42	0.23	0.21	0.44	(0.23)	—	(0.23)	10.63
2019	10.10	0.24	0.31	0.55	(0.23)	—	(0.23)	10.42
2018	10.33	0.24	(0.23)	0.01	(0.24)	—	(0.24)	10.10
2017	10.50	0.25	(0.17)	0.08	(0.25)	—	(0.25)	10.33
2016	10.30	0.28	0.21	0.49	(0.29)	—	(0.29)	10.50

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

2.13%	$ 30,301	0.81%*	1.76%*	3%
4.07	25,357	0.81	1.97	13
5.33	29,278	0.82	2.16	18
(0.13)	37,684	0.82	2.13	13
0.61	44,776	0.81	2.24	25
4.54	56,755	0.83	2.51	11

1.81	4,716	1.61*	0.96*	3
3.27	4,285	1.61	1.16	13
4.49	3,262	1.62	1.35	18
(0.96)	3,075	1.62	1.33	13
(0.21)	4,066	1.61	1.44	25
3.73	3,788	1.62	1.69	11

1.84	3,138	1.36*	1.22*	3
3.59	3,505	1.36	1.42	13
4.72	4,035	1.37	1.61	18
(0.72)	5,555	1.37	1.58	13
0.12	6,708	1.36	1.69	25
3.95	8,079	1.38	1.97	11

2.30	233,838	0.61*	1.97*	3
4.24	210,368	0.61	2.16	13
5.51	199,671	0.62	2.35	18
0.14	188,385	0.62	2.33	13
0.78	160,000	0.61	2.44	25
4.82	160,225	0.62	2.69	11

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	For the six months ended November 30, 2020.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
Nuveen Investment Funds, Inc. (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund ("Minnesota Intermediate"), Nuveen Minnesota Municipal Bond Fund ("Minnesota"), Nuveen Nebraska Municipal Bond Fund ("Nebraska") and Nuveen Oregon Intermediate Municipal Bond Fund ("Oregon Intermediate"), (each a "Fund" and collectively, the "Funds"), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
The end of the reporting period for the Funds is November 30, 2020, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2020 (the "current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C1 Shares of the Funds (except for Oregon Intermediate, which does not offer Class C1 Shares) are not available for new accounts or for additional investment into existing accounts, but Class C1 Shares can be issued for purposes of dividend reinvestment. Class C1 Shares were sold without an up-front sales charge. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen municipal bond fund or for the purpose of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C, Class C1 and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C, Class C1, and C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares are not subject to any sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation
The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Funds' financial statements and various filings.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Notes to Financial Statements (Unaudited) (continued)
sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Minnesota Intermediate	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$431,720,974	$ —	$431,720,974
Short-Term Investments*:
Municipal Bonds	—	6,130,000	—	6,130,000
Total	$ —	$437,850,974	$ —	$437,850,974

Minnesota	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$649,491,173	$ —	$649,491,173
Short-Term Investments*:
Municipal Bonds	—	21,280,000	—	21,280,000
Total	$ —	$670,771,173	$ —	$670,771,173

Nebraska	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$116,353,997	$ —	$116,353,997

Oregon Intermediate	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$261,881,949	$ —	$261,881,949

*	Refer to the Fund's Portfolio of Investments for industry classifications.

4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse Floaters.
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Notes to Financial Statements (Unaudited) (continued)
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Purchases	$40,212,675	$101,614,844	$20,341,801	$26,648,836
Sales and maturities	11,542,100	25,382,825	1,920,000	8,175,000
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/20		Year Ended 5/31/20
Minnesota Intermediate	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,409,026	$ 14,973,249	3,269,215	$ 34,481,802
Class A – automatic conversion of Class C1 Shares	10,138	106,448	—	—
Class C	152,361	1,606,062	324,152	3,415,074
Class C1	139	1,470	—	—
Class C2	73	764	178	1,876
Class I	3,292,744	34,729,942	6,400,826	66,740,031
Shares issued to shareholders due to reinvestment of distributions:
Class A	124,491	1,321,447	261,277	2,755,391
Class C	8,924	94,130	21,740	227,934
Class C1	189	2,015	2,026	21,481
Class C2	3,160	33,433	8,643	90,895
Class I	126,306	1,334,424	267,302	2,805,491
	5,127,551	54,203,384	10,555,359	110,539,975
Shares redeemed:
Class A	(638,630)	(6,761,350)	(1,481,083)	(15,461,936)
Class C	(84,243)	(887,983)	(268,543)	(2,782,886)
Class C1	(43,160)	(459,577)	(75,085)	(798,627)
Class C1 – automatic conversion to Class A Shares	(10,099)	(106,448)	—	—
Class C2	(65,665)	(693,611)	(37,622)	(393,554)
Class I	(1,395,511)	(14,729,439)	(4,591,263)	(47,893,825)
	(2,237,308)	(23,638,408)	(6,453,596)	(67,330,828)
Net increase (decrease)	2,890,243	$ 30,564,976	4,101,763	$ 43,209,147

	Six Months Ended 11/30/20		Year Ended 5/31/20
Minnesota	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,508,400	$ 30,027,696	7,022,984	$ 83,700,999
Class A – automatic conversion of Class C1 Shares	—	—	5,019	60,189
Class C	208,628	2,494,721	761,562	9,061,592
Class C1	275	3,250	297	3,522
Class C2	64	758	163	1,950
Class I	5,950,210	71,197,921	12,331,247	145,896,158
Shares issued to shareholders due to reinvestment of distributions:
Class A	240,447	2,884,080	514,236	6,127,032
Class C	21,340	255,698	50,492	600,837
Class C1	582	6,946	5,082	60,375
Class C2	3,827	45,942	11,270	134,492
Class I	252,189	3,022,176	470,100	5,591,141
	9,185,962	109,939,188	21,172,452	251,238,287
Shares redeemed:
Class A	(1,124,227)	(13,454,491)	(3,823,273)	(45,189,660)
Class C	(232,607)	(2,785,217)	(408,209)	(4,849,509)
Class C1	(102,307)	(1,221,630)	(159,038)	(1,878,221)
Class C1 – automatic conversion to Class A Shares	—	—	(5,042)	(60,189)
Class C2	(60,379)	(722,829)	(96,539)	(1,151,453)
Class I	(1,618,175)	(19,365,409)	(4,182,099)	(48,917,096)
	(3,137,695)	(37,549,576)	(8,674,200)	(102,046,128)
Net increase (decrease)	6,048,267	$ 72,389,612	12,498,252	$ 149,192,159

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 11/30/20		Year Ended 5/31/20
Nebraska	Shares	Amount	Shares	Amount
Shares sold:
Class A	743,036	$ 8,198,735	1,393,534	$ 15,194,795
Class A – automatic conversion of Class C1 Shares	320	3,543	2,814	30,894
Class C	29,228	322,150	81,058	879,727
Class C1	30	325	10	105
Class C2	14	156	—	—
Class I	1,149,053	12,739,670	1,582,340	17,233,111
Shares issued to shareholders due to reinvestment of distributions:
Class A	44,931	497,512	88,756	966,440
Class C	1,640	18,124	4,013	43,595
Class C1	105	1,157	1,121	12,121
Class C2	1,028	11,395	3,172	34,568
Class I	42,205	468,145	78,565	857,329
	2,011,590	22,260,912	3,235,383	35,252,685
Shares redeemed:
Class A	(37,005)	(409,352)	(277,717)	(3,009,192)
Class C	(15,778)	(174,129)	(57,908)	(628,382)
Class C1	(20,293)	(222,737)	(70,786)	(765,866)
Class C1 – automatic conversion to Class A Shares	(323)	(3,543)	(2,832)	(30,894)
Class C2	(15,061)	(166,545)	(47,521)	(512,864)
Class I	(204,497)	(2,268,797)	(931,470)	(10,014,953)
	(292,957)	(3,245,103)	(1,388,234)	(14,962,151)
Net increase (decrease)	1,718,633	$19,015,809	1,847,149	$ 20,290,534

	Six Months Ended 11/30/20		Year Ended 5/31/20
Oregon Intermediate	Shares	Amount	Shares	Amount
Shares sold:
Class A	517,993	$ 5,552,260	397,021	$ 4,175,250
Class C	108,758	1,158,064	216,519	2,264,137
Class C2	60	630	—	—
Class I	3,076,183	32,976,629	4,532,819	47,679,455
Shares issued to shareholders due to reinvestment of distributions:
Class A	22,803	243,857	47,633	501,087
Class C	2,371	25,222	4,450	46,574
Class C2	2,093	22,351	4,801	50,415
Class I	101,062	1,083,015	184,326	1,942,833
	3,831,323	41,062,028	5,387,569	56,659,751
Shares redeemed:
Class A	(107,010)	(1,143,165)	(870,702)	(9,120,806)
Class C	(75,294)	(799,532)	(130,402)	(1,346,975)
Class C2	(40,086)	(428,651)	(62,728)	(658,840)
Class I	(1,220,594)	(13,071,760)	(4,102,830)	(42,901,990)
	(1,442,984)	(15,443,108)	(5,166,662)	(54,028,611)
Net increase (decrease)	2,388,339	$ 25,618,920	220,907	$ 2,631,140
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2020.
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Tax cost of investments	$413,768,191	$632,263,660	$109,572,194	$243,389,478
Gross unrealized:
Appreciation	$ 24,640,605	$ 39,103,050	$ 6,836,481	$ 18,526,000
Depreciation	(557,822)	(595,537)	(54,678)	(33,529)
Net unrealized appreciation (depreciation) of investments	$ 24,082,783	$ 38,507,513	$ 6,781,803	$ 18,492,471
Permanent differences, primarily due to taxes paid and return of capital distributions, resulted in reclassifications among the Funds' components of net assets as of May 31, 2020, the Funds' last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2020, the Funds' last tax year end, were as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Undistributed net tax-exempt income[1]	$71,487	$ —	$ —	$465,134
Undistributed net ordinary income[2]	—	—	3,426	2,976
Undistributed net long-term capital gains	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2020 through May 31, 2020, and paid on June 1, 2020.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds’ last tax year ended May 31, 2020 was designated for purposes of the dividends paid deduction as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Distributions from net tax-exempt income	$10,570,471	$15,309,458	$2,188,492	$5,204,795
Distributions from net ordinary income[2]	—	—	46,738	2,644
Distributions from net long-term capital gains	—	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2020, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Not subject to expiration:
Short-term	$2,737,633	$ 9,891,007	$1,010,890	$3,457,065
Long-term	—	2,618,710	1,214,877	116,598
Total	$2,737,633	$12,509,717	$2,225,767	$3,573,663
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Notes to Financial Statements (Unaudited) (continued)
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund's assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2020, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
Minnesota Intermediate	0.1765%
Minnesota	0.1653%
Nebraska	0.1694%
Oregon Intermediate	0.1782%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of Nebraska so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed of the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. This expense limitation may be terminated or modified prior to the date listed below only with the approval of the Board.
Fund	Expense Cap	Expense Cap Expiration Date
Nebraska	0.70%	July 31, 2022
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C1 Shares incur a 0.40% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the following Funds engaged in cross-trades pursuant to these procedures as follows:
Cross-Trades	Minnesota Intermediate	Minnesota
Purchases	$1,022,814	$3,985,800
Sales	—	7,830,000
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Sales charges collected	$119,422	$273,190	$98,275	$38,586
Paid to financial intermediaries	113,166	260,553	94,398	38,123
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Commission advances	$105,373	$202,423	$72,225	$46,200
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
12b-1 fees retained	$14,740	$38,996	$2,843	$6,165

Notes to Financial Statements (Unaudited) (continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
CDSC retained	$1,139	$17,434	$ —	$1,761
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.405 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2021 unless extended or renewed.
The credit facility has the following terms: a 0.10% upfront fee, 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% (1.00% prior to June 24, 2020) per annum or (b) the Fed Funds rate plus 1.25% (1.00% prior to June 24, 2020) per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
None of the Funds utilized this facility during the current fiscal period.
9.  Subsequent Events
Class C1 Shares
Effective January 7, 2021, Class C1 Shares of Minnesota Intermediate and Nebraska are no longer available and will not be issued, including for purposes of dividend reinvestment or to satisfy share exchanges.
Class C, Class C1 and Class C2 Shares
Effective March 1, 2021, Class C, Class C1 (Minnesota and Oregon Intermediate) and Class C2 Shares will automatically convert to Class A Shares eight years after purchase.

Additional Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Minnesota Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Minnesota Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Intermediate Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Intermediate Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refundings: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Intermediate Index: Contains all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-FTFI-1120D1466056-INV-B-01/22

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: February 5, 2021

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 5, 2021